As filed with the Securities and Exchange Commission on August 7, 2002
Securities Act File No. 333-___

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
Form N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 _X_
Pre-Effective Amendment No. ___
Post-Effective Amendment No. ___

Capstone Social Ethics and Religious Values Fund
(Exact Name of Registrant as Specified in Charter)

5847 San Felipe, Suite 4100, Houston, Texas 77057
(Address of Principal Executive Offices) (Zip Code)
(713) 260-9000

(Registrant's Area Code and Telephone Number)

Allan S. Mostoff, Esq.
Dechert
1775 Eye Street, NW
Washington, D.C. 20006-2401
(Name and Address of Agent for Service)
_______________
Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on September 6, 2002 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Pursuant to Rule 429 under the Securities Act of 1933, this registration statement relates to shares of beneficial interest previously registered on Form N-1A (File No. 333-49995)

Christian Stewardship Bond Index Fund
Christian Stewardship Large Cap Equity Index Fund
5847 San Felipe, Suite 4100
Houston, Texas 77057
1-800-262-6631

September 6, 2002

Dear Shareholder:

The Board of Directors of Capstone Christian Values Fund, Inc. has called a special meeting of shareholders of Christian Stewardship Bond Index Fund and Christian Stewardship Large Cap Equity Index Fund scheduled to be held at 9:00 a.m., local time, on September 23, 2002 at 5847 San Felipe, Suite 4100, Houston, Texas 77057 ("Special Meeting").

The Board of Directors of the Company has reviewed and recommends the following proposed reorganizations (each a "Reorganization"):

    The Reorganization of Christian Stewardship Bond Index Fund, which is managed by Capstone Asset Management Company ("CAMCO"), into SERV Bond Fund, a series of Capstone Social Ethics and Religious Values Fund ("SERV"), which is also managed by CAMCO.

    The Reorganization of Christian Stewardship Large Cap Equity Index Fund, which is managed by CAMCO, into SERV Large Cap Equity Fund, a series of SERV, which is also managed by CAMCO.

You are being asked to approve the Reorganization of your Fund into the corresponding SERV Fund. The accompanying document provides you with information concerning the proposed Reorganizations and compares the strategies and expenses of your Fund with those of the SERV Fund with which it will be combined.

After careful consideration, the Board of Directors unanimously approved each Reorganization and recommends shareholders vote "FOR" the proposals.

We hope that you can attend the Special Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than the time of the meeting on September 23, 2002.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Edward L. Jaroski,
President

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
of
CHRISTIAN STEWARDSHIP BOND INDEX FUND
CHRISTIAN STEWARDSHIP LARGE CAP EQUITY INDEX FUND
series of
CAPSTONE CHRISTIAN VALUES FUND, INC.

TO BE HELD ON SEPTEMBER 23, 2002

Dear Shareholder:

NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders ("Special Meeting") of Christian Stewardship Bond Index Fund and Christian Stewardship Large Cap Equity Index Fund (each a "Fund") is scheduled for September 23, 2002 at 9:00 a.m., local time, at 5847 San Felipe, Suite 4100, Houston, Texas 77057.

At the Special Meeting, you will be asked to consider and approve the following proposals:

    To approve the acquisition of all the assets of Christian Stewardship Bond Index Fund by SERV Bond Fund pursuant to an Agreement and Plan of Reorganization by and among Capstone Christian Values Fund, Inc., on behalf of Christian Stewardship Bond Index Fund, and Capstone Social Ethics and Religious Values Fund, on behalf of SERV Bond Fund. (To be voted upon by the shareholders of the Christian Stewardship Bond Index Fund only.)

    To approve the acquisition of all the assets of Christian Stewardship Large Cap Equity Index Fund by SERV Large Cap Equity Fund pursuant to an Agreement and Plan of Reorganization by and among Capstone Christian Values Fund, Inc., on behalf of Christian Stewardship Large Cap Equity Index Fund, and Capstone Social Ethics and Religious Values Fund, on behalf of SERV Large Cap Equity Fund. (To be voted upon by the shareholders of the Christian Stewardship Large Cap Equity Index Fund only.)

    To transact such other business, not currently contemplated, that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

Shareholders of record of the Christian Stewardship Bond Index Fund and Christian Stewardship Large Cap Equity Index Fund as of the close of business on August 9, 2002 are entitled to notice of, and to vote at the Special Meeting or any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign and return promptly the enclosed proxy card so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to the Christian Stewardship Bond Index Fund and/or Christian Stewardship Large Cap Equity Index Fund or by voting in person at the Special Meeting.

By Order of the Board of Directors

Linda G. Giuffre,
Secretary
September __, 2002

TABLE OF CONTENTS
Page

INTRODUCTIONS

SUMMARY

PROPOSAL 1: REORGANIZATION OF CHRISTIAN STEWARDSHIP BOND INDEX FUND INTO SERV BOND FUND

Investment Objectives and Policies
Comparison of Investment Objectives and Strategies
Comparison of Portfolio Characteristics
Comparison of Principal Risks of Investing in the Funds
Performance of SERV Bond Fund

Comparison of Fees and Expenses
Management Fees
Consultant Fees
Administration Fees
Distribution and Service Fees
Expense Tables

Reasons for the Reorganization
Board Considerations
Capitalization

PROPOSAL 2: REORGANIZATION OF CHRISTIAN STEWARDSHIP LARGE CAP EQUITY INDEX FUND INTO SERVE LARGE CAP EQUITY FUND

Investment Objectives and Policies
Comparison of Investment Objectives and Strategies
Comparison of Portfolio Characteristics
Comparison of Principal Risks of Investing in the Funds
Performance of SERV Large Cap Equity Fund

Comparison of Fees and Expenses
Management Fees
Consultant Fees
Administration Fees
Distribution and Service Fees
Expense Tables

Reasons for the Reorganization
Board Considerations
Capitalization

INFORMATION ABOUT THE REORGANIZATIONS

The Reorganization Agreements
Tax Considerations
Expenses of the Reorganization

ADDITIONAL INFORMATION ABOUT THE FUNDS

Form of Organization
Distributor
Dividends and Other Distributions
Advisory Committee

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies
Voting Rights
Other Matters to Come Before the Special Meeting
Shareholder Proposals
Reports to Shareholders

APPENDIX A-1
APPENDIX A-2
APPENDIX B
APPENDIX C

PROXY STATEMENT/PROSPECTUS

September 1, 2002

capstone christian values fund, inc.
and
CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
5847 San Felipe, Suite 4100
Houston, Texas 77057
1-800-262-6631

INTRODUCTION

This Proxy Statement/Prospectus relates to two proposed reorganizations (each a "Reorganization" and collectively, the "Reorganizations"). The assets of Christian Stewardship Bond Index Fund and the Christian Stewardship Large Cap Equity Index Fund (each an "Acquired Fund" and collectively, the "Acquired Funds"), each a series of Capstone Christian Values Fund, Inc. ("CCVF"), would be acquired by SERV Bond Fund and SERV Large Cap Equity Fund (each an "Acquiring Fund" and collectively, the "Acquiring Funds"), respectively, each a series of Capstone Social Ethics and Religious Values Fund ("SERV"). Capstone Christian Values Fund, Inc. may be contacted at 5847 San Felipe, Suite 4100, Houston, Texas 77057 or by telephone at 1-800-262-6631.

Under an Agreement and Plan of Reorganization (a "Reorganization Agreement"), each Acquired Fund would transfer all of its assets to the corresponding Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund's liabilities. Shares of the Acquiring Funds would then be distributed to shareholders of the respective Acquired Fund so that each Acquired Fund shareholder would receive a number of full and fractional shares of the Acquiring Fund having an aggregate value equal to the aggregate value of shares in the Acquired Fund held by such shareholder. This distribution of Acquiring Fund shares by each Acquired Fund, resulting in liquidation of each Acquired Fund is expected to occur on September 30, 2002, or such other date as the parties may agree (the "Closing Date").

Because shareholders of each Acquired Fund are being asked to approve a transaction which will result in their receiving shares of the corresponding Acquiring Fund, this Proxy Statement also serves as a Prospectus for each Acquiring Fund. SERV is an open-end management investment company organized as a Massachusetts business trust that offers series of shares, including SERV Bond Fund and SERV Large Cap Equity Fund. SERV Bond Fund's investment objective, like that of Christian Stewardship Bond Index Fund, is current income. SERV Large Cap Equity Fund's investment objective is capital growth and income, the same as for Christian Stewardship Fund Large Cap Equity Index Fund. Both the CCVF Funds and the SERV Funds are guided by similar ethical values in selecting securities in which to invest.

This Proxy Statement/Prospectus explains concisely what you should know before investing in an Acquiring Fund. Please read it carefully and keep it for future reference.

A Statement of Additional Information ("SAI") relating to this Proxy Statement/Prospectus dated September 1, 2002 containing additional information about each Reorganization and parties thereto, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The following documents are also incorporated into this Proxy Statement/Prospectus:

    The current prospectus and SAI for SERV, dated January 28, 2002 (the "SERV Prospectus") and

    The current prospectus for the CCVF, dated August __, 2002 (the "CCVF Prospectus").

Each Fund also provides periodic reports to its shareholders, which highlight certain important information about the Funds, including investment results and financial information. The annual report for the Acquiring Funds dated September 30, 2001 is included herewith and incorporated herein by reference. You may receive a copy of the most recent Prospectus, SAI, SAI relating to this Proxy Statement/Prospectus, annual report and any more recent semi-annual report for any of the Funds, without charge, by contacting the Funds, 5847 San Felipe, Suite 4100, Houston Texas, 77057 or by calling 1-800-262-6631.

You can copy and review information about each Fund (including each SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Reports and other information about each Fund is available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities, or determined that this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the SERV Prospectus, the CCVF Prospectus, and the Reorganization Agreements, which are attached hereto as Appendix A-1 and Appendix A-2.

The Proposed Reorganizations. On August 9, 2002, the Board of Directors of the Company, approved Reorganization Agreements on behalf of the Acquired Funds, Christian Stewardship Bond Index Fund and Christian Stewardship Large Cap Equity Index Fund. Subject to shareholder approval, each Reorganization Agreement provides for:

    the transfer of all of the assets of each Acquired Fund to the respective Acquiring Fund;
    the assumption by each Acquiring Fund of all of the liabilities of the respective Acquired Fund;
    the distribution of Acquiring Fund shares to the shareholders of the respective Acquired Fund; and
    the complete liquidation of the Acquired Fund.

Each Reorganization is expected to be effective upon the close of business on September 30, 2002, or on a later date as the parties may agree (the "Closing Date"). As a result of each Reorganization, each shareholder of an Acquired Fund would become a shareholder of the following class of shares of the respective Acquiring Fund:

Christian Stewardship Bond Index Fund	SERV Bond Fund
Individual	Class A
Institutional	Class C

Christian Stewardship Large Cap Equity Index Fund	SERV Large Cap Equity Fund
Individual	Class A
Institutional	Class C

Capstone Asset Management Company ("CAMCO") serves as the investment adviser and administrator to each Acquiring Fund. CAMCO proposed the Reorganizations to the Directors of CCVF at a meeting on August 9, 2002 because it believes that the relatively small size of each Acquired Fund makes it difficult to manage the Fund efficiently and that neither Acquired Fund is likely to achieve the asset growth needed to assure its economic viability in the near future. As a result, CAMCO believes that continuing to operate each Acquired Fund as a stand-alone fund is no longer consistent with the best interests of each Acquired Fund's shareholders. In addition, CAMCO believes that each Acquired Fund's shareholders would benefit from the proposed Reorganization because each combined Fund would have a larger asset base to invest, which should provide greater opportunities for diversifying investments and realizing economies of scale. In addition, while there can be no assurance that the Reorganizations will result in savings in operating expenses to shareholders, each Reorganization is expected to result in lower aggregate operating expenses than those currently borne by the Acquired Funds.

PROPOSAL 1: REORGANIZATION OF CHRISTIAN STEWARDSHIP BOND INDEX FUND INTO SERV BOND FUND

In considering whether to approve the Reorganization of Christian Stewardship Bond Index Fund into SERV Bond Fund, you should note that:

    The Funds have identical investment objectives and substantially similar investment strategies, although they attempt to match the performance, before expenses, of different bond indexes; however, there are no significant differences in the portfolio holdings of the Funds;

    The selection criteria for each of the Funds are substantially similar;

    The values-based investment policies and the socially responsible investment policies used by SERV Bond Fund are very similar to those of Christian Stewardship Bond Index Fund, although the former Fund excludes investments in the caffeinated beverage and meat packing industries, while the latter avoids abortion-related investments. Subsequent to the Reorganization, SERV Bond Fund would retain its current restrictions but would add restrictions on abortion-related investments. The values-based criteria may be adjusted from time to time. This additional restriction is not expected to have a significant effect on the structure and performance of the SERV Bond Fund portfolio.

    SERV Bond Fund is significantly larger than the Christian Stewardship Bond Index Fund ($93.1 million v. $7.4 million as of April 30, 2002); and

    The Reorganization is expected to result in a reduction in total operating expenses per share for each class of shares of Christian Stewardship Bond Index Fund. For example, the total operating expenses before the merger and Pro Forma estimated expenses after the merger, expressed as a percentage of average net asset value for each class of each Fund, based on the period ended April 30, 2002, are as follows:

Before the Merger	Individual Class/Class A	Institutional Class/Class C
Christian Stewardship Bond Index Fund	1.53%	1.33%
SERV Bond Fund	0.68%	0.43%
After the Merger
Pro Forma estimated expenses:	0.70%	0.45%

Approval of the Reorganization requires the vote of a majority of the outstanding shares of Christian Stewardship Bond Index Fund.

After careful consideration, the Board of Directors of Christian Stewardship Bond Index Fund unanimously approved the proposed Reorganization. The Board recommends that Shareholders of Christian Stewardship Bond Index Fund vote "FOR" the proposed Reorganization.

INVESTMENT OBJECTIVES AND POLICIES

Comparison of Investment Objectives and Strategies

The following summarizes the investment objective, strategies, and management differences, if any, between the Christian Stewardship Bond Index Fund and the SERV Bond Fund:

	Christian Stewardship Bond Index Fund	SERV Bond Fund
Investment Objective	Current Income	Current Income
Primary Investment Strategies

  The Fund attempts to match the price and yield performance, before fund expenses, of the Lehman Brothers Aggregate Bond Index ("LBA").

  The Fund follows certain values-based screening criteria, and avoids investing in companies whose primary business is the manufacture, operations, distribution or promotion of abortion, alcohol, gambling, pornography, or tobacco, although some of these companies may be indirectly represented in derivatives in which the Fund invests. The Fund may apply additional values-based criteria that are consistent with a Christian worldview and deemed appropriate by the investment adviser.

  The Fund's portfolio will be structured in a manner designed to provide performance generally comparable to that of the LBA by investing in similar types of securities having a broad range of maturities and including government, corporate, mortgage-backed, asset-backed and international dollar-denominated bonds.

  Under normal market conditions, at least 80% of the Fund's total assets will be invested in bonds.

  The instruments in which the Fund invests may have fixed, variable or floating rates of interest.

  The Fund may have small portions of its portfolio in cash or short-term money market instruments.

  The Fund may purchase futures as a temporary substitute for an investment in bonds; may purchase securities on a when-issued or forward commitment basis; and may invest in repurchase agreements.

  The Fund attempts to match the price and yield performance, before fund expenses, of the Lehman Brothers Government/Credit Bond Index ("LBG/C").

  The Fund follows certain socially responsible criteria in making its investments, and avoids investing in companies whose primary business is the manufacture, operation or distribution of alcohol, caffeinated beverages or tobacco products, meat packing, pornography, or casino and other gambling activities, although some of these companies may be indirectly represented in derivatives in which the Fund invests.

    The Fund's portfolio will be structured in a manner designed to provide performance generally comparable to the LBG/C by investing primarily in similar types of securities having a broad range of maturities and including U.S. government, corporate and foreign government securities.

    Under normal market conditions, at least 80% of the Fund's total assets will be invested in bonds.

    The instruments in which the Fund invests may have fixed, variable or floating rates of interest.

    The Fund may have small portions of its portfolio in cash or short-term money market instruments.

    The Fund may purchase futures as a temporary substitute for investment in bonds; may purchase securities on a when-issued or forward commitment basis; and may invest in repurchase agreements.

  As you can see from the chart above, there is little difference between the investment objectives and strategies of the Funds. The management style and selection criteria for the Funds are substantially similar. Although each Fund seek to match the performance of a different benchmark index, the LBA Index for the Christian Stewardship Bond Index Fund and the LBG/C Index for the SERV Bond Fund, there are no significant differences between the portfolio holdings of the Funds. Further, as described earlier, the differences between the values-based investing employed by the Christian Stewardship Bond Index Fund and the socially responsible investment policies employed by the SERV Bond Fund do not cause material differences in the Funds' structure or performance.

  Comparison of Portfolio Characteristics

  The following table compares certain characteristics of the portfolios of the Funds as of April 30, 2002.
	Christian Stewardship Bond Index Fund		SERV Bond Fund
Net Assets	7,267,862		93,089,978
Number of Holdings	28		170
As a percentage of net assets:
U.S. Treasury Obligations	10.59%		33.36%
U.S. Government Agency Obligations	39.13%		21.34%
U.S. Corporate Bonds	40.05%		39.35%
Non-U.S. Bonds			4.35%
Portfolio Turnover Rate	28.70%		10.56%
Top 5 industries (as a % of net assets)	Agency Securities	39.68%	U.S. Treasuries	33.36%
	Financial Services	14.62%	Agency Securities	22.04%
	Government Securities	10.74%	Banks	7.74%
	Retail Stores	5.76%	Financial Services	6.51%
	Banks	4.98%	Telecommunications	3.02%
Top 10 Holdings (as a % of net assets)	FHLMC 5.625% 3-15-11	13.73%	U.S. Treasury Note 7.50% 11-15-16	4.59%
	FNMA Pool #574383 7.00% 04-01-31	12.41%	U.S. Treasury Note 6.25% 08-15-23	3.99%
	Fifth Third Bank Repo 1.29% 05-01-02	6.75%	U.S. Treasury Note 6.50% 08-15-05	3.70%
	FNMA 6.625% 11-15-10	5.14%	U.S. Treasury Note 7.50% 2-15-05	3.31%
	U.S. Treasury Note 7.25% 05-15-04	4.45%	FNMA 6.375% 06-15-09	3.18%
	U.S. Treasury Note 5.0% 08-15-11	4.10%	U.S. Treasury Note 8.125% 08-15-19	2.72%
	FHA/VA Pool #505911 6.50% 07-15-29	3.68%	U.S. Treasury Note 7.875% 02-15-21	2.68%
	Sears Roebuck and Co. 7.00% 02-01-11	3.55%	U.S. Treasury Note 5.75% 08-15-03	2.68%
	Morgan Stanley 6.75% 04-15-11	3.48%	U.S. Treasury Note 5.875% 02-15-04	2.59%
	Boeing Capital Corp. 7.10% 09-27-05	2.93%	FHLB 5.80% 09-02-08	2.53%

  Comparison of Principal Risks of Investing in the Funds

  Because the Funds have investment objectives and policies that are substantially similar in many respects, many of the risks of investing in SERV Bond Fund are similar to the risks of investing in Christian Stewardship Bond Index Fund. However, each Fund tracks the price and yield performance of a different bond index. You may lose money on an investment in either Fund. The value of each Fund's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies and other factors affect the volatility of each Fund's shares. The following summarizes the principal risks of investing in the Funds.

  Interest Rate Risk. The value of fixed income securities fluctuates with changes in interest rates, and if interest rates rise, the value of securities held by the Funds will fall. If interest rates fall, a Fund must invest new funds and proceeds of expired investments at a lower interest rate, reducing the Fund's yield.

  Credit Risk. The issuer of a fixed income security may fail to make payments of interest and principal in a timely manner, or may default entirely. Also, when an issuer's credit rating drops or it ceases to be rated or its rating is downgraded below the minimum required for purchase by a Fund, CAMCO will determine whether it is in the best interest of the Fund to continue to hold the security, subject to a 5% limit on below-investment grade holdings by the Funds.

  Lower-Rated Securities. The Funds may invest in securities rated BBB or Baa by S&P or Moody's respectively. Obligations rated BBB or Baa may have speculative characteristics and changes in economic conditions or other circumstances may lead to a weakened capacity to make principal and interest payments relative to higher grade bonds.

  Prepayment Risk. The Christian Stewardship Bond Index Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be prepaid prior to the bond's scheduled maturity date. Such prepayments are more common when interest rates decline. Prepayments cause the Fund to lose anticipated return on its investment and expose the Fund to potentially lower rates of return upon reinvestment of principal.

  Foreign Security Risk. The Funds may invest in international dollar-denominated bonds, which may involve greater costs than investments in U.S. bonds and expose the Fund to risks associated with investing in foreign markets, including risks that come from differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards. Further, there may be more limited information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest.

  Index Risk. Because the Funds are index-type funds, their performance is intended to track that of the particular market their Benchmarks are designed to reflect. When the value of that index declines, the value of a Fund's shares can also be expected to decline.

  Options and Futures Risks. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required and to the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to an investor. Because the Funds will only engage in futures strategies for hedging purposes, the Funds' management does not believe that the Funds will subject to the risks of substantial loss that may be associated with futures transactions.

  Performance of SERV Bond Fund

  The following bar chart and table provide an indication of the risks of investing in SERV Bond Fund by showing (on a calendar year basis) changes in the Fund's annual total return from year to year and by showing (on a calendar year basis) how the Fund's average annual returns for each year since inception compare to those of the LBG/C Index. The information in the bar chart is based on the performance of the Class C shares of the Fund. The past performance of SERV Bond Fund is not necessarily an indication of how the Fund will perform in the future. Total returns include reinvestment of dividends and capital gains distributions, if any. All indices are unmanaged.

  Year-By-Year Annual Total Returns as of 12/31
  Class C Shares

  Best Quarter: 4.85% Third Quarter 2001

  Worst Quarter: -1.39% First Quarter 1999

  Year-to-Date Total Return as of 6/30/02: 3.52%

  The following table shows what the average annual total returns of SERV Bond Fund would equal if you average out actual performance over various lengths of time, compared to the Lehman Brothers Government/Credit Bond Index. The LBG/C Index has an inherent performance advantage over SERV Bond Fund since it has no cash in its portfolio and incurs no operating expenses. An investor cannot invest directly in an index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

  Actual after tax returns depend on an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

  After-tax returns are shown for Class C only. After-tax returns for other classes will vary.
SERV Bond Fund -- Average Annual Total Returns for the periods ended December 31, 2001
	1 Year	Since Inception (9/30/98)
Class A return before taxes	7.68%	4.85%
Class C return before taxes	7.94%	5.10%
Class C return after taxes on distributions	5.65%	2.94%
Class C return after taxes on distributions and sale of fund shares	4.81%	2.98%
LBG/C Index (reflects no deduction of fees, expenses or taxes) (1)	8.50%	5.47%

(1)

  The LBG/C Index is comprised of U.S. Treasury obligations, U.S. government agency/instrumentality obligations, investment grade corporate obligations (industrial, utility, and finance, including both U.S. and non-U.S. corporations) and non-corporates (sovereign, supranational, foreign agencies, and foreign local governments).

  For a discussion regarding the performance of SERV Bond Fund for the fiscal year ended September 30, 2001, see the annual report for the SERV Bond Fund, included herewith. Additional Information about SERV Bond Fund is included in Appendix B to this Proxy Statement/Prospectus.

  COMPARISON OF FEES AND EXPENSES

  The following discussion describes and compares the fees and expenses of the Funds. For further information on the fees and expenses of SERV Bond Fund, see Appendix B, "Additional Information Regarding SERV Bond Fund and SERV Large Cap Equity Fund."

  Management Fees

  Christian Stewardship Bond Index Fund pays an annual management fee based on the Fund's average daily net assets of 0.15% on the first $500 million; 0.125% on the next $500 million; and 0.10% of assets over $1 billion. SERV Bond Fund pays an annual fee based on the Fund's average daily net assets of 0.15% of the first $500 million; 0.10% of the next $250 million; 0.075% of the next $250 million; and 0.05% of assets over $1 billion.

  Consultant Fees

  The Board of Trustees for SERV Bond Fund has retained Madison Portfolio Consultants ("Madison") to serve as an independent source of expertise and education for the Board and the Fund's Advisory Committee regarding (a) the general design and operation of the Fund (b) the performance of the investment adviser and other service providers, and (c) economic and other developments relevant to the operation of the Fund. The Fund pays Madison a fee (subject to a minimum of $50,000) equal to an annual rate of 0.025% of the Fund's average daily net assets up to $200,000,000; 0.01% of the next $200,000,000 in net assets; 0.005% of the next $600,000,000; and an amount to be negotiated for net assets in excess of $1 billion. Christian Stewardship Bond Index Fund does not engage an outside consultant, and therefore is not subject to this fee.

  Administration Fees

  Both Christian Stewardship Bond Index Fund and SERV Bond Fund pay an administration fee equal to an annual rate of 0.075% of each Fund's average daily net assets.

  Distribution and Service Fees

  The distribution (12b-1) and service fees for Class A shares of SERV Bond Fund are the same as those for Individual Class shares of Christian Stewardship Bond Index Fund (0.25%). Current shareholders of the Institutional Class of Christian Stewardship Bond Index Fund are subject to a distribution and service fee equal to 0.05%; however, there is no distribution and service fee for Class C shares of SERV Bond Fund.

  Expense Tables

  There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Funds. The following table shows the transaction fees on new investments for each Class of each Fund.

  Transaction Fees on New Investments
Maximum front-end sales charge:	None
Maximum deferred sales charge:	None
Maximum sales charge on reinvested dividends and distributions:	None
Redemption fee:	None [To be updated]
Exchange fee:	None
Maximum account fee:	None

  The current expenses of each of the Funds and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table. Expenses for the Funds are based on annual operating expenses incurred by the Funds for the period ended April 30, 2002. Pro forma fees show estimated fees of SERV Bond Fund after giving effect to the Reorganization. Pro forma numbers are hypothetical, although they are estimated in good faith.

  Annual Fund Operating Expenses
	Management Fees	Distribution and Service (12b-1) Fees(1)	Other Expenses	Annual Fund Operating Expenses
Class A/ Individual Class

Christian Stewardship Bond Index Fund	0.15%	0.25%	1.28%	1.68%(2)

SERV Bond Fund	0.15%	0.25%	0.28%	0.68%

SERV Bond Fund after the Reorganization (Pro forma)	0.15%	0.25%	0.30%	0.70%

Class C/ Institutional Class

Christian Stewardship Bond Index Fund	0.15%	0.05%	1.28%	1.48%(2)

SERV Bond Fund	0.15%	0.00%	0.28%	0.43%

SERV Bond Fund after the Reorganization (Pro forma)	0.15%	0.00%	0.30%	0.45%

  _________________________________

  (1) The Funds have adopted Rule 12b-1 plans that permit each Fund to pay portions of the average net assets of certain classes of shares each year for distribution costs. These fees are an ongoing charge to each such class of shares, as noted above, and therefore are an indirect expense to you. Over time these fees may cost you more than other types of sales charges.

  (2) Capstone Asset Management Company has voluntarily agreed to waive its investment advisory fees for Christian Stewardship Bond Index Fund, resulting in waivers of investment advisory fees for the year ended April 30, 2002 of $10,616. If the fee waiver was reflected in the table above, expenses for the Individual Class and Institutional Class would have been 1.53% and 1.33%, respectively. These waivers are voluntary and may be discontinued at any time; however, Capstone Asset Management Company intends to continue the waivers for the Fund until it has $15 million in assets.

  Following the Reorganization and in the ordinary course of business as a mutual fund, certain security holdings of Christian Stewardship Bond Index Fund that are transferred to SERV Bond Fund in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for SERV Bond Fund and the realization of taxable gains or losses for SERV Bond Fund.

  Examples

  The following examples show how much each Fund's expenses described above would cost you as an investor in a Fund for the illustrated time periods. The example assumes that you initially invested $10,000 in a Fund, that the Fund returns 5% each year, and that its expenses remain at a constant percentage. It also assumes that you reinvest all dividends and distributions in additional shares of the Fund. Because these assumptions may vary from your actual experience, your actual return and expenses may be different.

	1 year		3 years		5 years		10 years
	Individual Class/Class A	Institutional Class/Class C	Individual Class/Class A	Institutional Class/Class C	Individual Class/Class A	Institutional Class/Class C	Individual Class/Class A	Institutional Class/Class C
Christian Stewardship Bond Index Fund	156	135	483	421	834	729	1824	1601
SERV Bond Fund	69	44	218	138	379	241	847	542

  Reasons for the Reorganization

  CAMCO serves as the investment adviser and administrator to Christian Stewardship Bond Index Fund and SERV Bond Fund ("Funds"). CAMCO proposed the Reorganization to the Board of Directors of CCVF and the Board of Trustees of SERV at a meeting on August 9, 2002 because it believes that Christian Stewardship Bond Index Fund is unlikely to achieve the asset growth in the near future needed to attain a desirable level of economic efficiency. Additionally, CAMCO believes the similarity of investment objectives and strategies of the two Funds indicates that the Reorganization could be accomplished with minimal effect on the Funds' shareholders. As a result, CAMCO believes that continuing to operate Christian Stewardship Bond Index Fund as a stand-alone fund is no longer consistent with the best interests of that Fund's shareholders. In addition, CAMCO believes that the Christian Stewardship Bond Index Fund's shareholders would benefit from the proposed Reorganization because, if combined with SERV Bond Fund, the combined Fund would have a larger asset base to invest, which should provide greater opportunities for diversifying investments and realizing economies of scale. In addition, while there can be no assurance that the Reorganization will result in savings in operating expenses to shareholders, the Reorganization is expected to result in lower aggregate operating expenses than those currently borne by Christian Stewardship Bond Index Fund.

  The Reorganization was presented to the Boards of Directors/Trustees for Christian Stewardship Bond Index Fund and SERV Bond Fund at a meeting held on August 9, 2002. For the reasons discussed below, the Directors/Trustees, including all of the Directors/Trustees who were not "interested persons" (as defined by the Investment Company Act of 1940, as amended), determined that the interests of shareholders of each Fund will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of each Fund and its shareholders.

  Board Considerations

  The Board of Directors of Christian Stewardship Bond Index Fund, in recommending the Reorganization for approval by shareholders, considered a number of factors, including the following:

      Expense ratios and information regarding fees and expenses of the Funds;

      the relative size of the Funds;

      whether the Reorganization would dilute the interests of either Fund's current shareholders;

      the similarity of SERV Bond Fund's investment objectives, strategies and restrictions to those of Christian Stewardship Bond Index Fund;

      the costs to be borne by the Funds; and

      the tax consequences of the Reorganization to Christian Stewardship Bond Index Fund and its shareholders, including the tax-free nature of the transactions.

  The Directors of Christian Stewardship Bond Index Fund recommend that shareholders approve the Reorganization with SERV Bond Fund.

  Capitalization

  The following table shows on an unaudited basis the capitalization of each of the Funds as of April 30, 2002 and on a pro forma basis as of April 30, 2002 giving effect to the Reorganization.
	Net Assets	Net Asset Value Per Share	Shares Outstanding
Christian Stewardship Bond Index Fund
Individual Class	$2,767,245	$26.28	105,283
Institutional Class	$4,602,128	$26.28	175,129
SERV Bond Fund
Class A	$23,387,194	$24.80	943,032
Class C	$69,702,784	$24.80	2,811,006
Pro Forma - SERV Bond Fund including Christian Stewardship Bond Index Fund
Class A	$26,154,439	$24.80	1,054,614
Class C	$74,304,912	$24.80	2,996,166

  PROPOSAL 2: REORGANIZATION OF CHRISTIAN STEWARDSHIP LARGE CAP EQUITY INDEX FUND INTO SERV LARGE CAP EQUITY FUND

  In considering whether to approve the Reorganization of Christian Stewardship Large Cap Equity Index Fund into SERV Large Cap Equity Fund, you should note that:

      The Funds have identical investment objectives and substantially similar investment strategies;

      The selection criteria for each of the Funds are substantially similar;

      The values-based investment policies and the socially responsible investment policies used by SERV Large Cap Equity Fund are very similar to those of Christian Stewardship Large Cap Equity Index Fund, although the former Fund excludes investments in the caffeinated beverage and meat packing industries, while the latter avoids abortion-related investments. Subsequent to the Reorganization, SERV Large Cap Equity Fund would retain its current restrictions but would add restrictions on abortion-related investments. The values-based criteria may be adjusted from time to time. This additional restriction is not expected to have a significant effect on the structure and performance of the SERV Large Cap Equity Fund portfolio.

      SERV Large Cap Equity Fund is significantly larger than the Christian Stewardship Large Cap Equity Index Fund ($189.6 million v. $15.1 million as of April 30, 2002); and

      The Reorganization is expected to result in a reduction in total operating expenses per share for each class of shares of Christian Stewardship Large Cap Equity Index Fund. For example, the total operating expenses before and after the merger, expressed as a percentage of average net asset value for each class of each Fund, based on the period ended April 30, 2002, are as follows:

Before the Merger	Individual Class/Class A	Institutional Class/Class C
Christian Stewardship Large Cap Equity Index Fund	1.42%	1.22%
SERV Large Cap Equity Fund	0.65%	0.40%
After the Merger
Pro Forma estimated expenses:	0.67%	0.42%

  Approval of the Reorganization requires the vote of a majority of the outstanding shares of Christian Stewardship Large Cap Equity Index Fund.

  After careful consideration, the Board of Directors of Christian Stewardship Large Cap Equity Index Fund unanimously approved the proposed Reorganization. The Board recommends that Shareholders of Christian Stewardship Large Cap Equity Index Fund vote "FOR" the proposed Reorganization.

  INVESTMENT OBJECTIVES AND POLICIES

  Comparison of Investment Objectives and Strategies

  The following summarizes the investment objective, strategies, and management differences, if any, between the Christian Stewardship Large Cap Equity Index Fund and the SERV Large Cap Equity Fund:

	Christian Stewardship Large Cap Equity Index Fund	SERV Large Cap Equity Fund
Investment Objective	Capital Growth and Income	Capital Growth and Income
Primary Investment Strategies

    The Fund pursues its objective by attempting to match the price and yield performance, before fund expenses, of a widely recognized index of large cap equities to be specified by the Fund's Advisory Committee from time to time.

    The Fund follows certain values-based screening criteria, and avoids investing in companies whose primary business is the manufacture, operations, distribution or promotion of abortion, alcohol, gambling, pornography, or tobacco, although some of these companies may be indirectly represented in derivatives in which the Fund invests. The Fund may apply additional values-based criteria that are consistent with a Christian worldview and deemed appropriate by the investment adviser.

    The Fund seeks to match performance of its selected index by investing primarily in equity securities of the type included in the index, including common and preferred stocks as well as securities convertible or exchangeable for common stock.

    Under normal market conditions, at least 80% of the Fund's total assets will be invested in equity securities of issuers whose capitalization is equal to or exceeds (at the time of investment) the minimum capitalization of issuers in the index.

    The Fund may also invest small portions of its portfolio in cash or short-term money market instruments and in repurchase agreements.

    The Fund may purchase futures contracts as a temporary substitute for investment in equity securities.

    The Fund may invest up to 10% of its total assets in S&P Depository Receipts ("SPDRs"), which are interests in the SPDR Trust, a unit investment trust that seeks to provide investment results generally comparable to the price and yield performance of the S&P 500 Index.

  The Fund pursues its objective by attempting to match the performance, before expenses, of a widely recognized index of large cap equity securities to be specified by the Fund's Advisory Committee from time to time.

  The Fund follows certain socially responsible criteria in making its investments, and avoids investing in companies whose primary business is the manufacture, operation or distribution of alcohol, caffeinated beverages or tobacco products, meat packing, pornography, or casino and other gambling activities, although some of these companies may be indirectly represented in derivatives in which the Fund invests.

    The Fund seeks to match the performance of its selected index by investing primarily in equity securities of the type that are included in the index, including common and preferred stocks as well as securities convertible or exchangeable for common stock.

    Under normal market conditions, at least 80% of the Fund's total assets will be invested in equity securities of issuers whose capitalization is equal to or exceeds (at the time of investment) the minimum capitalization of issuers in the index.

    The Fund may also invest small portions of its portfolio in cash or short-term money market instruments and in repurchase agreements.

    The Fund may purchase futures contracts as a temporary substitute for investment in equity securities.

    The Fund may invest up to 10% of its total assets in S&P Depository Receipts ("SPDRs"), which are interests in the SDPR Trust, a unit investment trust that seeks to provide investment results generally comparable to the price and yield performance of the S&P 500 Index.

  As you can see from the chart above, there is little difference between the investment objectives and strategies of the Funds. The management style and selection criteria for the Funds are substantially similar. Both Funds seek to track the performance of a widely recognized large cap equity index. Further, as described earlier, the differences between the values-based investing employed by Christian Stewardship Large Cap Equity Index Fund and the socially responsible investment policies employed by the SERV Large Cap Equity Fund do not cause material differences in the Funds' structure or performance.

  Comparison of Portfolio Characteristics

  The following table compares certain characteristics of the portfolios of the Funds as of April 30, 2002.
	Christian Stewardship Large Cap Equity Index Fund		SERV Large Cap Equity Fund
Net Assets	$15,111,432		$190,707,905
Number of Holdings	[To Be Provided]		[To Be Provided]
As a percentage of net assets:
Equity Securities	99.27%		99.64%
Short-Term Debt Investments	0.18%		0.31%
Average Market Capitalization of companies in the portfolio	$19,624,917,130		$19,444,103,770
Median Market Capitalization of companies in the portfolio	$8,433,353,610		$8,395,076,520
Market Capitalization Range of companies in the portfolio	$354,255,200		$354,255,200
Portfolio Turnover Rate	11.90%		6.85%
Top 5 industries (as a % of net assets)	Banks	8.35%	Banks	8.42%
	Pharmaceuticals	7.75%	Pharmaceuticals	7.99%
	Oil and Gas	7.22%	Oil and Gas	7.36%
	Retail Stores	6.81%	Retail Stores	7.21%
	Financial Services	6.38%	Financial Services	6.45%
Top 10 Holdings (as a % of net assets)	General Electric	3.16%	General Electric	3.21%
	Microsoft	2.87%	Microsoft	2.94%
	Exxon Mobile	2.75%	Exxon Mobile	2.79%
	WalMart	2.56%	WalMart	2.04%
	Pfizer, Inc.	2.31%	Pfizer, Inc.	2.35%
	Citigroup	2.26%	Citigroup	2.28%
	Johnson & Johnson	2.01%	Johnson & Johnson	2.09%
	Intel Corp.	1.93%	Intel Corp.	1.95%
	American International Group	1.85%	American International Group	1.90%
	IBM	1.50%	IBM	1.55%

  Comparison of Principal Risks of Investing in the Funds

  Because the Funds have investment objectives and policies that are substantially similar in many respects, many of the risks of investing in SERV Large Cap Equity Fund are similar to the risks of investing in Christian Stewardship Large Cap Equity Index Fund. The value of each Fund's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies and other factors affect the volatility of each Fund's shares. The following summarizes the principal risks of investing in the Funds.

  Equity Risk. Equity securities have no guaranteed value and may fluctuate at times dramatically in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment.

  Index Risk. Because the Funds are index-type funds, their performance is intended to track that of the particular market their Benchmarks are designed to reflect. When the value of that index declines, the value of a Fund's shares can also be expected to decline.

  Options and Futures Risks. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required and to the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to an investor. Because the Funds will only engage in futures strategies for hedging purposes, the Funds' management does not believe that the Funds will subject to the risks of substantial loss that may be associated with futures transactions.

  Performance of SERV Large Cap Equity Fund

  The following bar chart and table provide an indication of the risks of investing in SERV Large Cap Equity Fund by showing (on a calendar year basis) changes in the Fund's annual total return from year to year and by showing (on a calendar year basis) how the Fund's average annual returns for each year since inception compare to those of the S&P 500 Index. The information in the bar chart is based on the performance of the Class C shares of the Fund. The past performance of SERV Large Cap Equity Fund is not necessarily an indication of how the Fund will perform in the future. Total returns include reinvestment of dividends and capital gains distributions, if any. All indices are unmanaged.

  Year-By-Year Annual Total Returns as of 12/31
  Class C Shares

  Best Quarter: 20.90% Fourth Quarter 1998

  Worst Quarter: -14.75% Third Quarter 2001

  Year-to-Date Total Return as of 6/30/02: -13.78%

  The following table shows what the average annual total returns of SERV Large Cap Equity Fund would equal if you average out actual performance over various lengths of time, compared to the S&P 500 Index. The S&P 500 Index has an inherent performance advantage over SERV Large Cap Equity Fund since it has no cash in its portfolio and incurs no operating expenses. An investor cannot invest directly in an index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

  Actual after tax returns depend on an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

  After-tax returns are shown for Class C only. After-tax returns for other classes will vary.

SERV Large Cap Equity Fund -- Average Annual Total Returns for the periods ended December 31, 2001
	1 Year	Since Inception (9/30/98)
Class A return before taxes	-12.13%	4.71%
Class C return before taxes	-11.89%	5.03%
Class C return after taxes on distributions	-12.39%	3.98%
Class C return after taxes on distributions and sale of fund shares	-7.17%	3.72%
S&P 500 Index (reflects no deduction of fees, expenses or taxes) (1)	-11.88%	5.11%

(1)

  The S&P 500 Index consists of 500 common stocks of large companies whose securities are widely held and have an active trading market. Each security's weight in the index is proportional to its market value. Thus, the largest stocks included in the index will comprise a disproportionate portion of the value of the index. The securities in the index represent a variety of industries. Most securities in the index are listed on the New York Stock Exchange, but NASDAQ and American Stock Exchange securities are also represented.

  For a discussion regarding the performance of SERV Large Cap Equity Fund for the fiscal year ended September 30, 2001, see the annual report for the SERV Large Cap Equity Fund, included herewith. Additional Information about SERV Large Cap Equity Fund is included in Appendix B to this Proxy Statement/Prospectus.

  COMPARISON OF FEES AND EXPENSES

  The following discussion describes and compares the fees and expenses of the Funds. For further information on the fees and expenses of SERV Large Cap Equity Fund, see Appendix B, "Additional Information Regarding SERV Bond Fund and SERV Large Cap Equity Fund."

  Management Fees

  Christian Stewardship Large Cap Equity Index Fund pays an annual management fee based on the Fund's average daily net assets of 0.15% on the first $500 million; 0.125% on the next $500 million; and 0.10% of assets over $1 billion. SERV Large Cap Equity Fund pays an annual fee based on the Fund's average daily net assets of 0.15% of the first $500 million; 0.10% of the next $250 million; 0.075% of the next $250 million; and 0.05% of assets over $1 billion.

  Consultant Fees

  The Board of Trustees for SERV Large Cap Equity Fund has retained Madison Portfolio Consultants ("Madison") to serve as an independent source of expertise and education for the Board and the Fund's Advisory Committee regarding (a) the general design and operation of the Fund (b) the performance of the investment adviser and other service providers, and (c) economic and other developments relevant to the operation of the Fund. The Fund pays Madison a fee (subject to a minimum of $50,000) equal to an annual rate of 0.025% of the Fund's average daily net assets up to $200,000,000; 0.01% of the next $200,000,000 in net assets; 0.005% of the next $600,000,000; and an amount to be negotiated for net assets in excess of $1 billion. Christian Stewardship Large Cap Equity Index Fund does not engage an outside consultant, and therefore is not subject to this fee.

  Administration Fees

  Both Christian Stewardship Large Cap Equity Index Fund and SERV Large Cap Equity Fund pay an administration fee equal to an annual rate of 0.075% of the Fund's average daily net assets.

  Distribution and Service Fees

  The distribution (12b-1) and service fees for Class A shares of SERV Large Cap Equity Fund are the same as those for Individual Class shares of Christian Stewardship Large Cap Equity Index Fund (0.25%). Current shareholders of the Institutional Class of Christian Stewardship Large Cap Equity Index Fund are subject to a distribution and service fee equal to 0.05%; however, there is no distribution and service fee for Class C shares of SERV Large Cap Equity Fund.

  Expense Tables

  There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Funds. The following table shows the transaction fees on new investments for each Class of each Fund.

  Transaction Fees on New Investments
Maximum front-end sales charge:	None
Maximum deferred sales charge:	None
Maximum sales charge on reinvested dividends and distributions:	None
Redemption fee:	None [To be updated]
Exchange fee:	None
Maximum account fee:	None

  The current expenses of each of the Funds and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table. Expenses for the Funds are based on annual operating expenses incurred by the Funds for the period ended April 30, 2002. Pro forma fees show estimated fees of SERV Large Cap Equity Fund after giving effect to the Reorganization. Pro forma numbers are hypothetical, although they are estimated in good faith .

  Annual Fund Operating Expenses
	Management Fees	Distribution and Service (12b-1) Fees(1)	Other Expenses	Annual Fund Operating Expenses
Class A/ Individual Class

Christian Stewardship Large Cap Equity Index Fund	0.15%	0.25%	1.05%	1.45%(2)

SERV Large Cap Equity Fund	0.15%	0.25%	0.25%	0.65%

SERV Large Cap Equity Fund after the Reorganization (Pro forma)	0.15%	0.25%	0.27%	0.67%

Class C/ Institutional Class

Christian Stewardship Large Cap Equity Index Fund	0.15%	0.05%	1.05%	1.25%(2)

SERV Large Cap Equity Fund	0.15%	0.00%	0.25%	0.40%

SERV Large Cap Equity Fund after the Reorganization (Pro forma)	0.15%	0.00%	0.27%	0.42%

  _________________________________

  (1) The Funds have adopted Rule 12b-1 plans that permit each Fund to pay portions of the average net assets of certain classes of shares each year for distribution costs. These fees are an ongoing charge to each such class of shares, as noted above, and therefore are an indirect expense to you. Over time these fees may cost you more than other types of sales charges.

  (2) Capstone Asset Management Company has voluntarily agreed to waive its investment advisory fees for Christian Stewardship Large Cap Equity Index Fund, resulting in waivers of investment advisory fees for the year ended April 30, 2002 of $4,220. If the fee waiver was reflected in the table above, expenses for the Individual Class and Institutional Class would have been 1.42% and 1.22%, respectively. These waivers are voluntary and may be discontinued at any time; however, Capstone Asset Management Company intends to continue the waivers for the Fund until it has $15 million in assets. As of August 1, 2002, the Christian Stewardship Large Cap Equity Index Fund reached $15 million in assets and the waiver was discontinued.

  Following the Reorganization and in the ordinary course of business as a mutual fund, certain security holdings of Christian Stewardship Large Cap Equity Index Fund that are transferred to SERV Large Cap Equity Fund in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for SERV Large Cap Equity Fund and the realization of taxable gains or losses for SERV Large Cap Equity Fund.

  Examples

  The following examples show how much each Fund's expenses described above would cost you as an investor in a Fund for the illustrated time periods. The example assumes that you initially invested $10,000 in a Fund, that the Fund returns 5% each year, and that its expenses remain at a constant percentage. It also assumes that you reinvest all dividends and distributions in additional shares of the Funds. Because these assumptions may vary from your actual experience, your actual return and expenses may be different.

	1 year		3 years		5 years		10 years
	Class A/ Individual Class	Class C/ Institutional Class	Class A/ Individual Class	Class C/ Institutional Class	Class A/ Individual Class	Class C/ Institutional Class	Class A/ Individual Class	Class C/ Institutional Class
Christian Stewardship Large Cap Equity Index Fund	145	124	449	387	776	670	1702	1477
SERV Large Cap Equity Fund	67	41	208	128	362	224	810	505

  Reasons for the Reorganization

  CAMCO serves as the investment adviser and administrator to Christian Stewardship Large Cap Equity Index Fund and SERV Large Cap Equity Fund ("Funds"). CAMCO proposed the Reorganization to the Board of Directors of CCVF and the Board of Trustees of SERV at a meeting on August 9, 2002 because it believes that the relatively small size of Christian Stewardship Large Cap Equity Index Fund makes it difficult to manage it efficiently and that this Fund is not likely to achieve the asset growth needed to assure its economic viability in the near future. As a result, CAMCO believes that continuing to operate each Christian Stewardship Large Cap Equity Index Fund as a stand-alone fund is no longer consistent with the best interests of this Fund's shareholders. In addition, CAMCO believes that Christian Stewardship Large Cap Equity Index Fund's shareholders would benefit from the proposed Reorganization because, if combined with SERV Large Cap Equity Fund, the combined Fund would have a larger asset base to invest, which should provide greater opportunities for diversifying investments and realizing economies of scale. In addition, while there can be no assurance that the Reorganization will result in savings in operating expenses to shareholders, the Reorganization is expected to result in lower aggregate operating expenses than those currently borne by Christian Stewardship Large Cap Equity Index Funds.

  The Reorganization was presented to the Boards of Directors/Trustees for each Fund at a meeting held on August 9, 2002. For the reasons discussed below, the Directors/Trustees, including all of the Directors/Trustees who were not "interested persons" (as defined by the Investment Company Act of 1940, as amended), determined that the interests of shareholders of each Fund will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of each Fund and its shareholders.

  Board Considerations

  The Board of Directors of Christian Stewardship Large Cap Equity Index Fund, in recommending the Reorganization for approval by shareholders, considered a number of factors, including the following:

      Expense ratios and information regarding fees and expenses of the Funds;

      the relative size of the Funds;

      whether the Reorganization would dilute the interests of either Fund's current shareholders;

      the similarity of SERV Large Cap Equity Fund's investment objectives, strategies and restrictions to those of Christian Stewardship Large Cap Equity Index Fund;

      the costs to be borne by the Funds; and

      the tax consequences of the Reorganization to Christian Stewardship Large Cap Equity Index Fund and its shareholders, including the tax-free nature of the transactions.

  The Directors of Christian Stewardship Large Cap Equity Index Fund recommend that shareholders approve the Reorganization with SERV Large Cap Equity Fund.

  Capitalization

  The following table shows on an unaudited basis the capitalization of each of the Funds as of April 30, 2002 and on a pro forma basis as of April 30, 2002 giving effect to the Reorganization.
	Net Assets	Net Asset Value Per Share	Shares Outstanding
Christian Stewardship Large Cap Equity Index Fund
Individual Class	$475,259	$18.27	26,009
Institutional Class	$14,637,089	$18.20	804,303
SERV Large Cap Equity Fund
Class A	$28,025,942	$24.74	1,113,819
Class C	$162,681,963	$24.74	6,576,384
Pro Forma - SERV Large Cap Equity Fund including Christian Stewardship Large Cap Equity Index Fund
Class A	$28,501,201	$24.74	1,152,029
Class C	$177,319,052	$24.74	7,167,302

  INFORMATION ABOUT THE REORGANIZATIONS

  The Reorganization Agreements

  The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement for each proposed Reorganization. Significant provisions of the Reorganization Agreements are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreements, copies of which are attached in Appendix A-1 and Appendix A-2.

  Each Reorganization Agreement provides for (i) the transfer, as of the Closing Date, of all of the assets of each Acquired Fund in exchange for shares of beneficial interest of the respective Acquiring Fund and the assumption by each Acquiring Fund of the liabilities of each respective Acquired Fund; and (ii) the distribution of shares of the Acquiring Fund to shareholders of the respective Acquired Fund, as provided for in each Reorganization Agreement. Each Acquired Fund will then be liquidated.

  After the Reorganization, each shareholder of each Acquired Fund will own shares of the respective Acquiring Fund having an aggregate value equal to the aggregate value of each class of shares of the Acquired Fund held by that shareholder as of the Closing Date. As a result of each Reorganization, each shareholder of a class of shares of an Acquired Fund would become a shareholder of the following class of shares of the respective Acquiring Fund:

Christian Stewardship Bond Index Fund	SERV Bond Fund
Individual	Class A
Institutional	Class C

Christian Stewardship Large Cap Equity Index Fund	SERV Large Cap Equity Fund
Individual	Class A
Institutional	Class C

  Until the Closing Date, shareholders of each Acquired Fund will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests received by the respective Acquiring Fund for the redemption of its shares.

  The obligations of the Funds under each Reorganization Agreement are subject to various conditions, including approval by the shareholders of the respective Acquired Fund. The Reorganization Agreements also require that each of the Funds take, or cause to be taken, all action, and do all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreements. The Reorganization Agreements may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Appendix A-1 and Appendix A-2 to review the terms and conditions of each Reorganization Agreement.

  Tax Considerations

  Each Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither Acquired Fund or its shareholders, nor either Acquiring Fund or its shareholders, is expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated in the Reorganization Agreements. As a condition to the closing of each Reorganization, the Funds will receive an opinion from the law firm of Dechert to the effect that each Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

  Immediately prior to the Reorganizations, each Acquired Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the respective Acquired Fund's investment company taxable income for taxable years ending on or prior to the Reorganizations (computed without regard for any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any capital loss carryforward). Such dividends will be included in the taxable income of the respective Acquired Fund's shareholders.

  As of April 30, 2002, Christian Stewardship Bond Index and Christian Stewardship Large Cap Equity Index Fund had accumulated capital loss carryforwards of approximately $0 and $325,141, respectively. As of September 30, 2001, SERV Bond Fund and SERV Large Cap Equity Fund had accumulated capital loss carryforwards of approximately $583,427 and $0, respectively. After the Reorganization, the losses of SERV Bond Fund and SERV Large Cap Equity Fund generally will be available to SERV Bond Fund and SERV Large Cap Equity Fund, respectively to offset its capital gains, although a portion of the amount of these losses that may offset SERV Bond Fund's or SERV Large Cap Equity Fund's capital gains in any given year will be limited due to this Reorganization. Also, after the Reorganization, the losses of Christian Stewardship Bond Index Fund and Christian Stewardship Large Cap Equity Index Fund will be available to SERV Bond Fund and SERV Large Cap Equity Fund, respectively, to offset its capital gains, although a portion of the amount of those losses which may offset the SERV Bond Fund's and SERV Large Cap Equity Fund's capital gains in any given year will be limited. As a result of this limitation, it is possible that SERV Bond Fund or SERV Large Cap Equity Fund may not be able to use its losses as rapidly as it might have had the Reorganization not occurred, and part of these losses may not be useable at all. The ability of an Acquiring Fund to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of these various capital loss carryforwards currently are available only to pre-Reorganization shareholders of each Fund. After the Reorganization, however, these benefits will inure to the benefit of all post-Reorganization shareholders of the respective Acquiring Fund.

  Expenses of the Reorganization

  Each Acquiring Fund will pay the expenses of each respective Reorganization. [To be Updated.]

  ADDITIONAL INFORMATION ABOUT THE FUNDS

  Form of Organization

  Each Acquiring Fund is a diversified series of SERV, an open-end management investment company organized as a Massachusetts business trust. Each Acquired Fund is a diversified series of CCVF, an open-end management investment organized as a Maryland corporation. Generally shareholders of the Acquiring Funds enjoy the same limitation on personal liability, as a result of the indemnification provisions in the Acquiring Funds' Declaration of Trust, as shareholders of the Acquired Funds obtain under applicable Maryland law. Each Fund is governed by a Board of Directors/Trustees consisting of the same five members.

  Distributor

  Capstone Asset Planning Company (the "Distributor"), whose address is 5847 San Felipe, Suite 4100, Houston, Texas 77057, is the principal distributor for the Funds.

  Dividends and Other Distributions

  Each Fund pays dividends from its net investment income and distributions from any net realized capital gains in additional shares of the Fund, with no sales charge. However, a shareholder may elect to receive income dividends in cash and capital gain distributions in additional Fund shares, or to receive all dividend and capital gain distributions in cash. Each Fund intends to declare and pay dividends quarterly. Capital gains, if any, will be paid at least annually, generally in December. If you elect to receive distributions from a Fund in cash and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then-current net asset value and your future dividends and distributions will be paid in Fund shares.

  Advisory Committee

  Both the CCVF and SERV have appointed Advisory Committees that consult with the respective Board regarding the application of the Funds' social, ethical and religious values to their investment policies, and various other philosophical, structural and operational matters concerning the Funds. Advisory Committee members serve without fee but are compensated for expenses of attending Fund-related meetings. The Board of SERV has also retained Madison Portfolio Consultants, 400 Madison Avenue, Suite 810, New York, New York 10017, to serve as an independent source of expertise and education for the Board and the Advisory Committee regarding (a) the general design and operation of the Acquiring Funds; (b) the performance of the investment adviser and other service providers, and (c) economic and other developments relevant to the operation of the Acquiring Funds. Each of the Acquiring Funds pays Madison a fee, discussed above under the sections "Fees and Expenses" for each Proposal.

  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

  Solicitation of Proxies

  Solicitation of proxies is being made primarily by mailing of this Notice and Proxy Statement with its enclosures on or about [September 1, 2002]. Shareholders of the Acquired Funds whose shares are held by nominees, such as brokers, can vote their proxies by contacting the respective nominee. In addition to the solicitation of proxies by mail, employees of CAMCO and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile or oral communication.

  A shareholder may revoke the accompanying proxy card at any time prior to its use by filing with the Acquired Funds a written revocation or duly executed proxy card bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy card previously given. The persons named in the accompanying proxy card will vote as directed by the proxy card, but in the absence of voting directions in any proxy card that is signed and returned, they intend to vote "FOR" the Reorganization proposals and may vote in their discretion with respect to other matters not now known to the Board of Directors of the Acquired Funds that may be presented at the Special Meeting.

  Voting Rights

  Shareholders of the Acquired Funds are entitled to one vote for each share held as to any matter on which they are entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.

  Shareholders of the Acquired Funds at the close of business on August 9, 2002 (the "Record Date") will be entitled to be present and give voting instructions at the Special Meeting with respect to their Acquired Fund shares owned as of the Record Date. As of the Record Date, ____________ shares of Christian Stewardship Bond Index Fund and ___________ shares of Christian Stewardship Large Cap Equity Index Fund were outstanding and entitled to vote.

  Approval of each Reorganization requires the vote of a majority of the outstanding shares of the respective Acquired Fund.

  The holders of one-third of an Acquired Fund's outstanding shares constitute a quorum with respect to the transaction of business at the Special Meeting with respect to that Fund. The holders of a majority of shares entitled to vote at the Special Meeting and present in person or by proxy, whether or not sufficient to constitute a quorum, or any officer present entitled to preside or act as Secretary of the Special Meeting may adjourn the Special Meeting without determining the date of the new Special Meeting or from time to time without further notice to a date not more than 120 days after the original Record Date.

  If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. As a result, an abstention or broker non-vote will have the same effect as a vote against the Reorganization.

  Each Acquired Fund expects that, before the Special Meeting, broker-dealer firms holding shares of the Fund in "street name" for their customers will request voting instructions from their customers and beneficial owners. If these instructions are not received by the date specified in the broker-dealer firms' proxy solicitation materials, each Acquired Fund understands that the broker-dealers that are members of the New York Stock Exchange may vote on the items to be considered at the Special Meeting on behalf of their customers and beneficial owners under the rules of the New York Stock Exchange.

  To the knowledge of the Funds, as of ___________, 2002, no current Director or Trustee owned 1% or more of the outstanding shares of any Fund, and the officers and Directors/Trustees as a group, owned less than 1% of the shares of any Fund. [Confirm.]

  Appendix C hereto lists the persons who, as of _________, 2002, owned beneficially or of record 5% or more of the outstanding shares of any class of a Fund.

  Other Matters to Come Before the Special Meeting

  Neither Acquired Fund knows of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxyholders will vote thereon in accordance with their best judgment.

  Shareholder Proposals

  Neither Acquired Fund is required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by an Acquired Fund's management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

  Reports to Shareholders

  CAMCO will furnish, without charge, a copy of the most recent Annual Report for any of the Funds and the most recent Semi-Annual Report succeeding the Annual Report, if any, upon request. Requests for such reports should be directed to Capstone Asset Planning Company at 5847 San Felipe, Suite 4100, Houston, Texas 77057 or by calling 1-800-262-6631.

  In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested. A self-addressed, postage-paid envelope is enclosed for your convenience.

  Linda G. Giuffre,
  Secretary

  September 1, 2002
  5847 San Felipe, Suite 4100
  Houston, Texas 77057

  APPENDIX A-1

  AGREEMENT AND PLAN OF REORGANIZATION

  THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 9th day of August, 2002, by and between Capstone Social Ethics and Religious Values Fund, a Massachusetts business trust (the "Trust"), with its principal place of business at 5847 San Felipe, Suite 4100, Houston, Texas 77057, on behalf of its series, Bond Fund (the "Acquiring Fund"), and Capstone Christian Values Fund, Inc., a Maryland corporation (the "Company"), with its principal place of business at 5847 San Felipe, Suite 4100, Houston, Texas 77057, on behalf of its series, Christian Stewardship Bond Index Fund (the "Acquired Fund").

  This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A and Class C voting shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

  WHEREAS, the Acquired Fund and the Acquiring Fund are open-end, registered investment companies of the management type or a series thereof and the Acquired Fund owns securities, which generally are assets of the character in which the Acquiring Fund is permitted to invest;

  WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

  WHEREAS, the Directors of the Company have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

  NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

  1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

          1.1 Subject to the requisite approval of the Acquired Fund Shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A and Class C Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to its Individual Class shares and Institutional Class shares, respectively, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Class A Share and Class C Share, respectively, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

          1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

          1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

          1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's Individual Class Shareholders and Institutional Class Shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis within each Class, the Acquiring Fund Class A Shares and Class C Shares, respectively, received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each Class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A and Class C Acquiring Fund Shares to be so credited to Individual Class and Institutional Class Acquired Fund Shareholders shall, with respect to each Class, be equal to the aggregate net asset value of the Acquired Fund Individual Class shares and Institutional Class shares, respectively, owned by such Acquired Fund Shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Class A and Class C Acquiring Fund Shares in connection with such exchange.

          1.5 Ownership of Acquiring Fund Shares by Acquired Fund Shareholders will be shown on the books of the Acquiring Fund's transfer agent, as defined in paragraph 3.3.

          1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

  2. VALUATION

          2.1 The value of the Assets shall be the value of such assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Trustees.

          2.2 The net asset value of a Class A and Class C Acquiring Fund Share shall be the net asset value per share computed with respect to that Class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information with respect to the Acquiring Fund and valuation procedures established by the Acquiring Fund's Board of Trustees.

          2.3 The number of the Class A and Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined with respect to each such Class by dividing the value of the net assets with respect to the Individual Class and Institutional Class shares, respectively, of the Acquired Fund, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Class A or Class C Share, as applicable, determined in accordance with paragraph 2.2.

          2.4 All computations of value shall be made by the Acquired Fund's designated record keeping agent and shall be subject to review by Acquiring Fund's record keeping agent and by each Fund's respective independent accountants.

  3. CLOSING AND CLOSING DATE

          3.1 The Closing Date shall be September ___, 2002, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

          3.2 The Acquired Fund shall direct Fifth Third Bank, as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Acquired Fund Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act") in which the Acquired Fund's Assets are deposited and the Custodian, the Acquired Fund's Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

          3.3 The Acquired Fund shall direct InCap Service Company (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Individual Class and Institutional Class shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Acquiring Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

          3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Acquired Fund or the Board of Trustees of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

  4. REPRESENTATIONS AND WARRANTIES

          4.1 Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquired Fund, represents and warrants to the Trust as follows:

                  The Acquired Fund is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

    The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

    The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

    On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

    The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquired Fund, is a party or by which it is bound;
    All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;
    No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Company, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

    The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at April 30, 2001 have been audited by Briggs, Bunting & Dougherty, LLP, independent auditors, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

    Since April 30, 2001, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

    On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

    For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

    All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and in every state and the District of Columbia in which they have been offered and sold, they will have been offered and sold in compliance in all material respects with applicable registration and/or notification requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

    execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

    The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

    The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

          4.2 Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquiring Fund, represents and warrants to the Company as follows:

    The Acquiring Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

    The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

    The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

    On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

    The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

    No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of the Acquiring Fund's business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

    The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at September 30, 2001 have been audited by Briggs, Bunting & Dougherty, LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

    Since September 30, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

    On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

    For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

    All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and in every state and the District of Columbia in which they have been offered and sold, they will have been offered and sold in compliance in all material respects with applicable registration and/or notification requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

    The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

    The Class A and Class C Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

    The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

    That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

  5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

          5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

          5.2 The Board of Directors of the Company will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

          5.3 The Acquired Fund covenants that the Class A and Class C Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

          5.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

          5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

          5.6 The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

          5.7 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A and Class C Acquiring Fund Shares received at the Closing.

          5.8 The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

          5.9 The Company, on behalf of the Acquired Fund, covenants that the Company will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Company's, on behalf of the Acquired Fund, title to and possession of the Acquiring Fund's Shares to be delivered hereunder, and (b) the Trust's, on behalf of the Acquiring Fund, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

          5.10 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

  6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

          The obligations of the Company, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Company's election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

          6.1 All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

          6.2 The Trust shall have delivered to the Company a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Company shall reasonably request;

          6.3 The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

          6.4 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

  7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

          The obligations of the Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Trust's election to the performance by the Company, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

          7.1 All representations and warranties of the Company, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

          7.2 The Company shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Company;

          7.3 The Company shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request;

          7.4 The Company, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquired Fund, on or before the Closing Date;

          7.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

          7.6 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

  8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

          If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Company, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

          8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Company's Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the conditions set forth in this paragraph 8.1;

          8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

          8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust or the Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

          8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

          8.5 The parties shall have received the opinion of Dechert addressed to the Company and the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert of representations it shall request of the Trust and the Company. Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the condition set forth in this paragraph 8.5.

  9. BROKERAGE FEES AND EXPENSES

          9.1 The Trust, on behalf of the Acquiring Fund, and the Company, on behalf of the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

          9.2 The expenses relating to the proposed Reorganization will be [will be paid by the Acquiring Fund --To be updated]. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the other party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

  10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

          10.1 The Trust and the Company agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

          10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquired Fund and Acquiring Fund in Sections 9.1 and 9.2 shall survive the Closing.

  11. TERMINATION

          This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party (i) by mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before __________, 2002, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of either party or their respective Directors/Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

  12. AMENDMENTS

          This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Company and the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Company pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A and Class C Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

  13. NOTICES

          Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to Capstone Social Ethics and Religious Values Fund, 5847 San Felipe, Suite 4100, Houston, Texas 77057, attn: Edward L. Jaroski, in each case with a copy to Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, attn. David Harris; and , Capstone Christian Values Fund, Inc., 5847 San Felipe, Suite 4100, Houston, Texas 77057, attn: Edward L. Jaroski, in each case with a copy to Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, attn: David Harris.

  14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

          14.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

          14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

          14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

          14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

        14.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, Directors, shareholders, nominees, officers, agents, or employees the Trust or Company personally, but shall bind only the trust property of such party, as provided in the Declaration of Trust of the Trust or the Articles of Incorporation of the Company. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of each party as provided in the Declaration of Trust or Articles of Incorporation, as applicable, of each party.

  IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.
Attest:	CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
on behalf of its
BOND FUND
series

By:
SECRETARY

Its:

Attest:	CAPSTONE CHRISTIAN VALUES FUND, INC. on behalf of its
CHRISTIAN STEWARDSHIP BOND INDEX FUND series

By:
SECRETARY

Its:

  APPENDIX A-2

  AGREEMENT AND PLAN OF REORGANIZATION

  THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 9th day of August, 2002, by and between Capstone Social Ethics and Religious Values Fund, a Massachusetts business trust (the "Trust"), with its principal place of business at 5847 San Felipe, Suite 4100, Houston, Texas 77057, on behalf of its series, Large Cap Equity Fund (the "Acquiring Fund"), and Capstone Christian Values Fund, Inc., a Maryland corporation (the "Company"), with its principal place of business at 5847 San Felipe, Suite 4100, Houston, Texas 77057, on behalf of its series, Christian Stewardship Large Cap Equity Index Fund (the "Acquired Fund").

  This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A and Class C voting shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

  WHEREAS, the Acquired Fund and the Acquiring Fund are open-end, registered investment companies of the management type or a series thereof and the Acquired Fund owns securities, which generally are assets of the character in which the Acquiring Fund is permitted to invest;

  WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

  WHEREAS, the Directors of the Company have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

  NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

  1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

          1.1 Subject to the requisite approval of the Acquired Fund Shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A and Class C Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to its Individual Class shares and Institutional Class shares, respectively, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Class A Share and Class C Share, respectively, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

          1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

          1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

          1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's Individual Class Shareholders and Institutional Class Shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis within each Class, the Acquiring Fund Class A Shares and Class C Shares, respectively, received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each Class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A and Class C Acquiring Fund Shares to be so credited to Individual Class and Institutional Class Acquired Fund Shareholders shall, with respect to each Class, be equal to the aggregate net asset value of the Acquired Fund Individual Class shares and Institutional Class shares, respectively, owned by such Acquired Fund Shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Class A and Class C Acquiring Fund Shares in connection with such exchange.

          1.5 Ownership of Acquiring Fund Shares by Acquired Fund Shareholders will be shown on the books of the Acquiring Fund's transfer agent, as defined in paragraph 3.3.

          1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

  2. VALUATION

          2.1 The value of the Assets shall be the value of such assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Trustees.

          2.2 The net asset value of a Class A and Class C Acquiring Fund Share shall be the net asset value per share computed with respect to that Class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information with respect to the Acquiring Fund and valuation procedures established by the Acquiring Fund's Board of Trustees.

          2.3 The number of the Class A and Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined with respect to each such Class by dividing the value of the net assets with respect to the Individual Class and Institutional Class shares, respectively, of the Acquired Fund, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Class A or Class C Share, as applicable, determined in accordance with paragraph 2.2.

          2.4 All computations of value shall be made by the Acquired Fund's designated record keeping agent and shall be subject to review by Acquiring Fund's record keeping agent and by each Fund's respective independent accountants.

  3. CLOSING AND CLOSING DATE

          3.1 The Closing Date shall be September ___, 2002, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

          3.2 The Acquired Fund shall direct Fifth Third Bank, as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Acquired Fund Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act") in which the Acquired Fund's Assets are deposited and the Custodian, the Acquired Fund's Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

          3.3 The Acquired Fund shall direct InCap Service Company (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Individual Class and Institutional Class shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Acquiring Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

          3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Acquired Fund or the Board of Trustees of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

  4. REPRESENTATIONS AND WARRANTIES

          4.1 Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquired Fund, represents and warrants to the Trust as follows:

    The Acquired Fund is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

    The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

    The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

    On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

    The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquired Fund, is a party or by which it is bound;

    All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

    No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Company, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

    The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at April 30, 2001 have been audited by Briggs, Bunting & Dougherty, LLP, independent auditors, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

    Since April 30, 2001, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

    On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

    For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

    All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and in every state and the District of Columbia in which they have been offered and sold, they will have been offered and sold in compliance in all material respects with applicable registration and/or notification requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

    The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

    The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

    The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

          4.2 Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquiring Fund, represents and warrants to the Company as follows:

    The Acquiring Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

    The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

    The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

    On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

    The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

    No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of the Acquiring Fund's business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

    The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at September 30, 2001 have been audited by Briggs, Bunting & Dougherty, LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

    Since September 30, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;
    On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

    For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

    All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and in every state and the District of Columbia in which they have been offered and sold, they will have been offered and sold in compliance in all material respects with applicable registration and/or notification requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

    The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

    The Class A and Class C Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

    The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

    That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

  5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

          5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

          5.2 The Board of Directors of the Company will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

          5.3 The Acquired Fund covenants that the Class A and Class C Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

          5.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

          5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

          5.6 The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

          5.7 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A and Class C Acquiring Fund Shares received at the Closing.

          5.8 The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

          5.9 The Company, on behalf of the Acquired Fund, covenants that the Company will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Company's, on behalf of the Acquired Fund, title to and possession of the Acquiring Fund's Shares to be delivered hereunder, and (b) the Trust's, on behalf of the Acquiring Fund, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

          5.10 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

  6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

          The obligations of the Company, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Company's election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

          6.1 All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

          6.2 The Trust shall have delivered to the Company a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Company shall reasonably request;

          6.3 The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

          6.4 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

  7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

          The obligations of the Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Trust's election to the performance by the Company, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

          7.1 All representations and warranties of the Company, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

          7.2 The Company shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Company;

          7.3 The Company shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request;

          7.4 The Company, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquired Fund, on or before the Closing Date;

          7.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

          7.6 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

  8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

          If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Company, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

          8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Company's Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the conditions set forth in this paragraph 8.1;

          8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

          8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust or the Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

          8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

          8.5 The parties shall have received the opinion of Dechert addressed to the Company and the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert of representations it shall request of the Trust and the Company. Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the condition set forth in this paragraph 8.5.

  9. BROKERAGE FEES AND EXPENSES

          9.1 The Trust, on behalf of the Acquiring Fund, and the Company, on behalf of the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

          9.2 The expenses relating to the proposed Reorganization will be [will be paid by the Acquiring Fund -- to be updated]. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the other party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

  10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

          10.1 The Trust and the Company agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

          10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquired Fund and Acquiring Fund in Sections 9.1 and 9.2 shall survive the Closing.

  11. TERMINATION

          This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party (i) by mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before __________, 2002, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of either party or their respective Directors/Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

  12. AMENDMENTS

          This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Company and the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Company pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A and Class C Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

  13. NOTICES

          Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to Capstone Social Ethics and Religious Values Fund, 5847 San Felipe, Suite 4100, Houston, Texas 77057, attn: Edward L. Jaroski, in each case with a copy to Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, attn. David Harris; and , Capstone Christian Values Fund, Inc., 5847 San Felipe, Suite 4100, Houston, Texas 77057, attn: Edward L. Jaroski, in each case with a copy to Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, attn: David Harris.

  14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

          14.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

          14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

          14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

          14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, Directors, shareholders, nominees, officers, agents, or employees the Trust or Company personally, but shall bind only the trust property of such party, as provided in the Declaration of Trust of the Trust or the Articles of Incorporation of the Company. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of each party as provided in the Declaration of Trust or Articles of Incorporation, as applicable, of each party.

  IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.
Attest:	CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
on behalf of its
LARGE CAP EQUITY FUND
series

By:
SECRETARY

Its:

Attest:	CAPSTONE CHRISTIAN VALUES FUND, INC. on behalf of its
CHRISTIAN STEWARDSHIP LARGE CAP EQUITY INDEX FUND series

By:
SECRETARY

Its:

  APPENDIX B

  ADDITIONAL INFORMATION REGARDING

  SERV BOND FUND AND SERV LARGE CAP EQUITY FUND

  (each a "Fund," and collectively, the "Funds")

  Management

  Adviser and Administrator

  Capstone Asset Management Company ("CAMCO"), a wholly-owned subsidiary of Capstone Financial Services, Inc. located at 5847 San Felipe, Suite 4100, Houston, Texas 77057, acts as investment adviser and administrator for the Funds. CAMCO provides investment management and administrative services to other mutual funds, and provides investment management services to pension and profit-sharing accounts, corporations and individuals. As of the __________, CAMCO manages assets in excess of $____ billion.

  For its investment advisory services, CAMCO receives fees from each Fund based on the Fund's net assets. CAMCO also receives fees from each Fund for administrative services.

  Advisory Committee and Consultant

  The Funds' Board of Trustees has appointed an Advisory Committee that consults with the Board regarding the application of the Funds' social, ethical and religious values to their investment policies, and various other philosophical, structural, and operational matters concerning the Funds. Advisory Committee members serve without fee but are compensated for expenses of attending Fund-related meetings. The Board has also retained Madison Portfolio Consultants ("Madison"), 400 Madison Avenue, Suite 810, New York, New York 10017, to serve as an independent source of expertise and education for the Board and the Advisory Committee regarding (a) the general design and operation of the Funds, (b) the performance of the investment adviser and other service providers, and (c) economic and other developments relevant to the operation of the Funds. Each of the Funds pays Madison a fee for these services.

  Buying and Selling Fund Shares

  Share Price

  The purchase and redemption price for shares of each class of shares of a Fund is the net asset value ("NAV") per share of the particular class that is next determined after purchase or sale order is received. NAV is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, except on days when the NYSE or the Federal Reserve wire system is closed and on the following holidays: New Year's Day; Martin Luther King's Birthday; President's Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. NAV of a class reflects the aggregate assets of a Fund less the liabilities attributable to that class. The price of equity securities is determined by (i) valuing securities listed on an exchange or quoted on the NASDAQ national market system at the last reported sale price, or if there has been no sale that day, at the mean between the last reported bid and ask prices; (ii) valuing other equity securities at the mean between the last reported bid and ask prices; and (iii) valuing any securities for which market quotations are not readily available and any other assets at fair value determined in good faith by the Board of Trustees.

  Debt securities (other than short-term obligations) including listed issues, are valued at the bid price on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term securities are valued at amortized cost. If market value quotations are not readily available for an investment, the investment will be valued at fair value as determined in good faith by the Board of Trustees. For investments in securities traded on foreign exchanges that close prior to the time at which a Fund's NAV is determined, the calculation of NAV does not take place contemporaneously with the determination of the prices of those securities. If an event were to occur after the value of a Fund's investment was so established but before the Fund's NAV per share is determined that is likely to materially change the Fund's NAV, the security would be valued using fair value considerations established by the Board of Trustees.

  Minimum Investment

  Class A shares -- The minimum initial investment is $200, except for continuous investment plans which have no minimum. There is no minimum for subsequent purchases, except that the minimum for subsequent telephone purchase is $1,000.

  Class C shares -- The minimum initial aggregate investment in the Class C shares of the Funds is $100,000 with no minimum per Fund, except that for Charitable Trusts or Grantor Trusts for which a charitable organization serves as trustee, the minimum initial investment is $5,000. The minimum subsequent investment is $1,000, except that the minimum subsequent telephone purchase is $50,000.

  Share Certificates

  The Funds will not issue certificates representing shares.

  Telephone Transactions

  Unless declined on the Investment Application, the Funds are authorized to accept orders for additional purchases, redemptions and exchanges by telephone. You will be liable for any fraudulent order as long as the Funds have taken reasonable steps to assure that the order was proper. Also not that, during unusual market conditions, you may experience delays in placing telephone orders. In that event, you should try one of the alternative procedures described below.

  Frequent Transactions

  The Funds reserve the right to limit additional purchases by any investor who makes frequent purchases, redemptions or exchanges that the Adviser and Administrator believes might harm the Funds. In general, more than one purchase-sale or exchange transaction per month may be viewed as excessive.

  Purchasing Fund Shares

  You may use any of the following methods to purchase Fund shares:

  Through Authorized Dealers. You may place your order through any dealer authorized to take orders for the Funds. If the order is received by the authorized dealer by 4:00 p.m. Eastern time and transmitted to the Funds by 4:00 p.m. Central time, it will be priced at the NAV per share for the applicable class of shares on that day. Later orders will receive the NAV per share next determined. It is the dealer's responsibility to transmit orders timely.

  Through the Distributor. You may place orders directly with the Funds' distributor by mailing a completed Investment Application with a check or other negotiable bank draft payable to Capstone SERV Fund, to the Funds' Transfer Agent:

  Transfer Agent's Address

  Capstone SERV Fund
  c/o InCap Service Company
  555 North Lane, Suite 6160
  Conshohocken, PA 19428

  Remember to make your check for at least any applicable minimum noted above. Payment for all orders must be received by the Transfer Agent within three business days after the order was placed or you will be liable for any losses resulting from your purchase order. Checks from third parties will not be accepted. Subsequent investments may be mailed to the same address. Confirmations of each purchase and transaction in the account are sent to the stockholder's address of record.

  Investing by Wire. You may purchase shares by wire if you have an account with a commercial bank that is a member of the Federal Reserve System. Your bank may charge a fee for this service.

  For an initial investment by wire, you must first call 1-800-695-3208 to be assigned a Fund account number. Ask your bank to wire the amount of your investment to:

  Fifth Third Bank NA, ABA # 042000314
  For: InCap Service Company
  Account No. 729-70495
  Further Credit Capstone Social Ethics and Religious Values Fund
  (Insert Name of Fund and class)

  Note that the wire must include your name and address, your Fund account number, and your social security or tax identification number. You must follow up your wire with a completed Investment Application. An application may be obtained by calling 1-800-262-6631 or by visiting the Fund's website at www.SERVFunds.com. Mail the application to the Transfer Agent's address (see above).

  Subsequent investments may also be made by wire at any time by following the above procedures. The wire must include your name and your Fund account number.

  Telephone Investment

  After you have opened your account, you may make additional investments by telephone unless declined on the Investment Application. You may place a telephone order by calling the Transfer Agent at 1-800-695-3208. The minimum telephone purchase for Class A is $1,000 and the maximum is five times the NAV of your shares held, for which payment has been received, on the day preceding your order. For Class C shares, the minimum telephone purchase is $50,000 and the maximum is five times the NAV of your shares held, for which payment has been received on the day preceding your order.

  Your telephone purchases will be priced at the NAV next determined after your call. Payment for your order must be received within three business days. Mail your payment to the Transfer Agent's address (see above). If your payment is not received within three business days, you will be liable for any losses caused by your purchase.

  Automated Clearing House ("ACH") Investment

  You may make subsequent investments through ACH to Fifth/Third Bank by selecting this option on the Investment Application.

  Pre-Authorized Investment

  If you hold or are purchasing Class A shares, you may arrange to make regular monthly investments of at least $25 automatically from your bank account by completing the Pre-Authorized Payment section of the Investment Application.

  Tax-Deferred Retirement Plans

  Fund shares may be used for virtually all types of tax-deferred retirement plans, including traditional, Roth and Coverdale Education Savings Accounts and Simplified Employee Pension Plans. For more information, call 1-800-262-6631.

  Redeeming Fund Shares

  You may redeem your Fund shares on any business day using one of the following procedures:

  Through Authorized Dealers -- You may request a redemption through any broker-dealer authorized to take orders for the Fund. The broker-dealer will place the redemption order by telephone or telegraph directly with the Funds' distributor and your share price will be the NAV next determined after the order is received. The Funds do not charge a fee for these redemptions, but a dealer may impose a charge for this service. Redemption proceeds will be paid within three days after the Transfer Agent receives a redemption in proper form.

  Through the Distributor -- you may redeem your shares by writing to the Transfer Agent's address (see "Purchasing Fund Shares" above). You will generally receive a check for your redemption amount within a week. The Funds do not charge any fee for redemptions. If you request the proceeds to be sent to your address of record, you generally will not need a signature guarantee. A signature guarantee will be required if: you want the proceeds mailed to a different address or to be paid to someone other than the record owner; or you may to transfer ownership of the shares. A signature guarantee can be provided by most banks, broker-dealers and savings associations as well as by some credit unions.

  Redemption of Shares Purchased by Check

  Redemptions of amounts purchased by check may be withheld until the purchase check has cleared, which may take up to 15 days from the purchase date.

  Expedited Redemption

  If you want to redeem at least $1000 of Fund shares and have not declined expedited redemption on the Investment Application currently on file with the Transfer Agent, you may request that your redemption proceeds be mailed or wire to a broker-dealer or commercial bank that you previously designated on the Investment Application by calling the Transfer Agent at 1-800-695-3208. Redemption proceeds will be forwarded the next day to the designated entity. You are urged to place your redemption request early in the day to permit efficient management of the Funds' cash reserves. The Funds do not impose a fee for this service, but they (and their service providers) reserve the right to modify or not to offer this service in the future. They will attempt to give shareholders reasonable notice of any changes.

  Systematic Withdrawal

  If you hold Class A shares, you may arrange for periodic withdrawals of $50 or more if you have invested at least $5,000 in a Fund. Your withdrawals under this plan may be monthly, quarterly, semi-annual, or annual. If you elect this plan, you must elect to have all your dividends and distributions reinvested in shares of the particular Fund. Note that payments under this plan come from redemptions of your Fund shares. The payments do not represent a yield from a Fund and may be a return of capital, thus depleting your investment. Payments under this plan will terminate when all your shares have been redeemed. The number of payments you receive will depend on the size of your investment, the amount and frequency of your withdrawals, and the yield and share price of the Fund, which can be expected to fluctuate.

  You may terminate this plan at any time by writing the Transfer Agent. You continue to have the right to redeem your shares at any time. The cost of the plan is borne by the Funds and there is no direct charge to you.

  Redemption in Kind

  If you request a redemption in excess of $1 million, each Fund reserves the right to pay any portion of the redemption proceeds in securities from the Fund's portfolio rather than in cash, in accordance with applicable legal requirements. In that case, you will bear any brokerage costs imposed when you sell those securities.

  Redemption Suspensions or Delays

  Although you may normally redeem your shares at any time, redemptions may not be permitted at times when the NYSE is closed for unusual circumstances, or when the Securities and Exchange Commission allows redemptions to be suspended.

  Exchanging Fund Shares

  You may exchange your shares for shares of the same class of another Fund at a price based on the respective NAVs of each Fund. There is no sales charge or other fee. Please read the information in the Funds' prospectus concerning the Fund into which you wish to exchange. Your exchange must satisfy the applicable minimum investment and other requirements for the class of shares of the Fund into which you wish to exchange. The Fund into which you are exchanging must be available for sale in your state, and the exchange privilege may be amended or terminated upon 60 days' notice to shareholders.

  You may place an exchange order by: mailing your exchange order to the Transfer Agent's address; or telephoning 1-800-695-3208. Telephone exchange orders may be placed from 9:30 a.m. to 4:00 p.m. Eastern time on any business day. You may decline this option on the Investment Application.

  Remember that your exchange involves a sale of shares, with possible tax consequences. See "Dividends, Distributions, and Taxes."

  Dividends, Distributions and Taxes

  Dividends and Distributions

  Each Fund pays dividends from its net investment income and distributions from any net realized capital gains in additional shares of the Fund, with no sales charge. However, you may elect on the Investment Application to: receive income dividends in cash and capital gain distributions in additional Fund shares; or receive all dividend and capital gain distributions in cash.

  The Funds intends to declare and pay dividends of its net investment income quarterly. Capital gains, if any, will be paid at least annually, generally in December.

  Tax Treatment of Dividends, Distributions and Redemptions

  If you are a taxable investor, you will generally be subject to federal income tax on dividend and distribution payments you receive from the Funds, as well as any gain realized when you sell (redeem) or exchange shares of a Fund. If you hold shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

  The Funds will let you know each year which amounts of your dividend and distribution payments are subject to taxation as ordinary income or as long-term capital gain. The tax treatment of capital gains distributions from a Fund does not depend on how long you have held your shares or on whether you receive payments in cash or additional shares. The tax treatment of any gain or loss when you sell shares of a Fund will depend on how long you held those shares.

  Some dividends paid by a Fund may be taxable in the year in which they are declared, even if they are paid or appear on your account statement the following year.

  You should consult your tax adviser about any special circumstances that could affect the federal, state and local tax treatment of your Fund distributions and transactions.

  FINANCIAL HIGHLIGHTS

  The following tables are intended to help you understand the SERV Bond and SERV Large Cap Equity Funds' financial performance since they commenced operations. The "Per Share Data" reflects financial results for a single fund share. The "Total Return" numbers represent the rate that an investor would have earned (or lost) on an investment in either the SERV Bond Fund or SERV Large Cap Equity Fund (assuming reinvestment of all dividends and distributions). The information for the years ended September 30, 2001, September 30, 2000 and September 30, 1999 has been audited by Briggs, Bunting & Dougherty, LLP. The information presented for the period ended March 31, 2002 is unaudited.

  Bond Fund
	Class A
	For The Period Ended 03/31/02 (unaudited)	For The Year Ended 09/30/2001	For The Year Ended 09/30/2000	For The Year Ended 09/30/1999
Net Asset Value - Beginning of Period	$ 25.08	$ 23.51	$ 23.36	$ 25.00
Investment Operations:
Net investment income	0.66	1.33	1.27*	1.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.85)	1.57	0.11*	(1.57)
Total from investment operations	(0.19)	2.90	1.38	(0.51)
Distributions:
From net investment income	(0.64)	(1.33)	(1.23)	(1.13)
From net realized capital gain	--	--	--	--
Total distributions	(0.64)	(1.33)	(1.23)	(1.13)
Net Asset Value - End of Period	$ 24.25	$ 25.08	$ 23.51	$ 23.36
Total Return	(0.76)%	12.56%	6.08%	(2.04)%
Ratios of expenses to average net asset:
before fee waivers	0.68%[1]	0.64%	0.66%	0.62%
after fee waivers	0.68%[1]	0.64%	0.66%	0.62%
Ratios of net investment income to average net assets:
before fee waivers	5.23%[1]	5.39%	5.31%	4.69%
after fee waivers	5.23%[1]	5.39%	5.31%	4.69%
Portfolio turnover rate	1.05%	8.94%	25.64%	17.09%
Net assets, end of period	$22,242,235	$17,461,376	$ 6,521,024	$ 8,466

  1 Annualized

  * Based on the average daily number of shares outstanding throughout each period.

  Bond Fund
	Class C
	For the Period Ended 03/31/02 (unaudited)	For The Year Ended 09/30/2001	For The Year Ended 09/30/2000	For The Year Ended 09/30/1999
Net Asset Value - Beginning of Period	$ 25.16	$ 23.57	$ 23.40	$ 25.00
Investment Operations:
Net investment income	0.70	1.38*	1.30	1.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.86)	1.59*	0.14	(1.62)
Total from investment operations	(0.16)	2.97	1.44	(0.46)
Distributions:
From net investment income	(0.67)	(1.38)	(1.27)	(1.14)
From net realized capital gain	--	--	--	--
Total distributions	(0.67)	(1.38)	(1.27)	(1.14)
Net Asset Value - End of Period	$ 24.33	$ 25.16	$ 23.57	$ 23.40
Total Return	(0.64)%	12.86%	6.34%	(1.83)%
Ratios of expenses to average net asset:
before fee waivers	0.43%1	0.39%	0.41%	0.37%
after fee waivers	0.43%1	0.39%	0.41%	0.37%
Ratios of net investment income to average net assets:
before fee waivers	5.48%1	5.64%	5.56%	4.94%
after fee waivers	5.48%1	5.64%	5.56%	4.94%
Portfolio turnover rate	1.05%	8.94%	25.64%	17.09%
Net assets, end of period	$68,541,519	$74,356,919	$72,055,471	$ 60,335,227

  1 Annualized

  * Based on the average daily number of shares outstanding throughout each period.

  Large Cap Equity Fund
	Class A
	For The Period Ended 03/31/02 (unaudited)	For The Year Ended 09/30/2001	For The Year Ended 09/30/2000	For The Year Ended 09/30/1999
Net Asset Value - Beginning of Period	$ 24.08	$ 34.49	$ 31.75	$ 25.00
Investment Operations:
Net investment income	0.12	0.19*	0.16*	0.22
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.41	(9.10)*	3.68*	6.80
Total from investment operations	2.53	(8.91)	3.84	7.02
Distributions:
From net investment income	(0.11)	(0.20)	(0.22)	(0.27)
From net realized capital gain	(0.12)	(1.30)	(0.88)	--
Total distributions	(0.23)	(1.50)	(1.10)	(0.27)
Net Asset Value - End of Period	$ 26.38	$ 24.08	$ 34.49	$ 31.75
Total Return	10.51%	(26.64)%	12.07%	28.10%
Ratios of expenses to average net asset:
before fee waivers	0.62%1	0.62%	0.63%	0.63%
after fee waivers	0.62%1	0.62%	0.63%	0.63%
Ratios of net investment income to average net assets:
before fee waivers	0.78%1	0.66%	0.54%	0.74%
after fee waivers	0.78%1	0.66%	0.54%	0.74%
Portfolio turnover rate	3.58%	12.70%	36.64%	142.56%
Net assets, end of period	$28,875,916	$19,301,451	$10,649,367	$ 99,888

  1 Annualized

  * Based on the average daily number of shares outstanding throughout each period.

	Class C
	For The Period Ended 03/31/02 (unaudited)	For The Year Ended 09/30/2001	For The Year Ended 09/30/2000	For The Year Ended 09/30/1999
Net Asset Value - Beginning of Period	$ 24.15	$ 34.57	$ 31.79	$ 25.00
Investment Operations:
Net investment income	0.13	0.27	0.26	0.30
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.44	(9.13)	3.67	6.79
Total from investment operations	2.57	(8.86)	3.93	7.09
Distributions:
From net investment income	(0.13)	(0.26)	(0.27)	(0.30)
From net realized capital gain	(0.12)	(1.30)	(0.88)	--
Total distributions	(0.25)	(1.56)	(1.15)	(0.30)
Net Asset Value - End of Period	$ 26.47	$ 24.15	$ 34.57	$ 31.79
Total Return	10.63%	(26.42)%	12.34%	28.35%
Ratios of expenses to average net asset:
before fee waivers	0.37%1	0.37%	0.38%	0.38%
after fee waivers	0.37%1	0.37%	0.38%	0.38%
Ratios of net investment income to average net assets:
before fee waivers	1.03%1	0.91%	0.79%	0.99%
after fee waivers	1.03%1	0.91%	0.79%	0.99%
Portfolio turnover rate	3.58%	12.70%	36.64%	142.56%
Net assets, end of period	$174,219,591	$153,664,795	$187,806,297	$132,381,985

  1 Annualized

  * Based on the average daily number of shares outstanding throughout each period.

  APPENDIX C

  SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

  The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund's outstanding voting shares as of ___________, 2002. [To be provided.]

  Christian Stewardship Bond Index Fund
Name and Address of Shareholder	Percentage of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund after the Reorganization*

  SERV Bond Fund
Name and Address of Shareholder	Percentage of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund after the Reorganization*

  ______________________

  * On a pro forma basis assuming that the value of the shareholder's interest in the Fund on the date of consummation of the Reorganization was the same as on ____________ __, 2002.

  Christian Stewardship Large Cap Equity Index Fund
Name and Address of Shareholder	Percentage of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund after the Reorganization*

  SERV Large Cap Equity Fund
Name and Address of Shareholder	Percentage of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund after the Reorganization*

  ______________________

  * On a pro forma basis assuming that the value of the shareholder's interest in the Fund on the date of consummation of the Reorganization was the same as on ____________ __, 2002.

  PART B
  CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

  ______________________________________________________________________________

  Statement of Additional Information

  September __, 2002

  ______________________________________________________________________________

  Acquisition of the Assets and Liabilities of
  Christian Stewardship Bond Index Fund and
  Christian Stewardship Large Cap Equity Index Fund, each a series of Capstone Christian Values Fund, Inc.
  5847 San Felipe, Suite 4100
  Houston, Texas 77057

  By and in Exchange for Shares of
  SERV Bond Fund and
  SERV Large Cap Equity Fund, respectively,
  each a series of Capstone Social Ethics and Religious Value Fund
  5847 San Felipe, Suite 4100
  Houston, Texas 77057

  This Statement of Additional Information is available to the Shareholders of Christian Stewardship Bond Index Fund and Christian Stewardship Large Cap Equity Index Fund, each a series of Capstone Christian Values Fund, Inc., in connection with a proposed transaction whereby all of the assets and liabilities of Christian Stewardship Bond Index Fund and Christian Stewardship Large Cap Equity Index Fund will be transferred to SERV Bond Fund and SERV Large Cap Equity Fund, respectively, each a separate series of Capstone Social Ethics and Religious Values Fund in exchange for shares of SERV Bond Fund and SERV Large Cap Equity Fund, respectively.

  This Statement of Additional Information of Capstone Social Ethics and Religious Values Fund consists of this cover page and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

  1. The Statement of Additional Information for Christian Stewardship Bond Index Fund and Christian Stewardship Large Cap Equity Index Fund dated [August 28, 2002], as filed on [August 28, 2002].

  2. The Statement of Additional Information for SERV Bond Fund and SERV Large Cap Equity Fund dated January 28, 2002, as filed on January 29, 2002.

  3. The Financial Statements of Christian Stewardship Bond Index Fund and Christian Stewardship Large Cap Equity Index Fund are included in the Annual Report of Christian Religious Values Fund, Inc. dated April 30, 2002 as filed on July 12, 2002.

  4. The Financial Statements of SERV Bond Fund and SERV Large Cap Equity Fund are included in the Annual Report of Capstone Social Ethics and Religious Values Fund dated September 30, 2001, as filed on December 10, 2001.

  This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated September 6, 2002 relating to the Reorganization of Christian Stewardship Bond Index Fund and Christian Stewardship Large Cap Equity Index Fund may be obtained, without charge, by writing to Capstone Asset Planning Company, 5847 San Felipe, Suite 4100, Houston, Texas 77057 or calling 1-800-262-6631. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

  CHRISTIAN STEWARDSHIP BOND INDEX FUND

  PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON SEPTEMBER 23, 2002
  THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

  The undersigned hereby appoint(s) Linda Giuffre and _____________ or any one or more of them, proxies, with full power of substitution, to vote all shares of the Christian Stewardship Bond Index Fund (the "Fund") which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund at 5847 San Felipe, Suite 4100, Houston, Texas 77057 on September 23, 2002 at 9:00 a.m., local time, and at any adjournment thereof.

  This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposals.

  Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

  Please indicate your vote by an "x" in the appropriate box below.

  THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL:

  1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Christian Stewardship Bond Index Fund by SERV Bond Fund in exchange for shares of beneficial interest of SERV Bond Fund and the assumption by SERV Bond Fund of all of the liabilities of Christian Stewardship Bond Index Fund.

  For [ ] Against [ ] Abstain [ ]

  2. To transact such other business as may properly come before the meeting or any adjournments or postponements thereof.

  Grant [ ] Withhold [ ]

  This proxy must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add titles as such. Joint owners must each sign.
Signature	Date
Signature (if held jointly)	Date

  CHRISTIAN STEWARDSHIP LARGE CAP EQUITY INDEX FUND

  PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON SEPTEMBER 23, 2002
  THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

  The undersigned hereby appoint(s) Linda Giuffre and _____________ or any one or more of them, proxies, with full power of substitution, to vote all shares of the Christian Stewardship Large Cap Equity Index Fund (the "Fund") which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund at 5847 San Felipe, Suite 4100, Houston, Texas 77057 on September 23, 2002 at 9:00 a.m., local time, and at any adjournment thereof.

  This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposals.

  Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

  Please indicate your vote by an "x" in the appropriate box below.

  THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL:

  1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Christian Stewardship Large Cap Equity Index Fund by SERV Large Cap Equity Fund in exchange for shares of beneficial interest of SERV Large Cap Equity Fund and the assumption by SERV Large Cap Equity Fund of all of the liabilities of Christian Stewardship Large Cap Equity Index Fund Fund.

  For [ ] Against [ ] Abstain [ ]

  2. To transact such other business as may properly come before the meeting or any adjournments or postponements thereof.

  Grant [ ] Withhold [ ]

  This proxy must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add titles as such. Joint owners must each sign.
Signature	Date
Signature (if held jointly)	Date

  Part C

  Item 15. Indemnification

  The Declaration of Trust of the Registrant includes the following:

  Section 4.3 Mandatory Indemnification.

  (a) Subject to the exceptions and limitations contained in paragraph (b) below:

  (i) every person who is, or has been, a Trustee or officer of SERV shall be indemnified by SERV to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

  (b) No indemnification shall be provided hereunder to a Trustee or officer:

  (i) against any liability to SERV, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

  (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of SERV;

  (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there ahs been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office:

  (A) by the court or other body approving the settlement or other disposition;

  (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

  (c) The rights of the indemnification herein provided may be insured against by policies maintained by SERV, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such person. Nothing contained herein shall affect any rights to indemnification to which personnel of SERV other than Trustees and officers may be entitled by contract or otherwise under law.

  (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by SERV prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or SERV shall be insured against losses arising out of such advances; or

  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trsutees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

  As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of SERV (including anyone who has been exempted from being an Interested Person by any result, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  To the extent that the Declaration of Trust, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any trustee or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his reckless disregard of his duties pursuant to the conduct of his office or obligations pursuant to such contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the Investment Company Act of 1940, as amended, and Release No. IC-11330 issued thereunder.

  Item 16. Exhibits.

  1. Copy of the Declaration of Trust dated April 13, 1998.1

  2. Copy of By-Laws.2

  3. None.

  4. (a) Form of Agreement and Plan of Reorganization between Capstone Social Ethics and Religious Values Fund, on behalf of SERV Bond Fund, and Capstone Christian Values Fund, Inc., on behalf of Christian Stewardship Bond Index Fund. -- Filed Herewith.

  (b) Form of Agreement and Plan of Reorganization between Capstone Social Ethics and Religious Values Fund, on behalf of SERV Large Cap Equity Fund, and Capstone Christian Values Fund, Inc., on behalf of Christian Stewardship Large Cap Equity Index Fund. -- Filed Herewith.

  5. None.

  6. Copy of Investment Advisory Agreement between Capstone Social Ethics and Religious Values Fund and Capstone Asset Management Company.1

  7. (a) Copy of General Distribution Agreement between Capstone Social Ethics and Religious Values Fund and Capstone Asset Planning Company.1

  (b) Copy of Selling Group Agreement/Service Agreement.1

  8. None.

  9. Form of Custodian Agreement between Capstone Social Ethics and Religious Values Fund and Fifth Third Bank.2

  10. Service and Distribution Plan.2

  11. (a) Form of opinion of counsel with respect to the Reorganization of Christian Stewardship Bond Index Fund into SERV Bond Fund. -- Filed Herewith.

  (b) Form of opinion and consent of counsel with respect to the Reorganization of Christian Stewardship Large Cap Equity Index Fund into SERV Large Cap Equity Fund -- Filed Herewith.

  12. Tax opinion. -- To be Filed in a Subsequent Post-Effective Amendment.

  13. (a) Form of Consulting Services Agreement with Madison Portfolio Consultants, Inc.2

  (b) Copy of Administration Agreement between Capstone Social Ethics and Religious Values Fund and Capstone Asset Management Company.1

  (c) Form of Shareholder Services Agreement between Capstone Social Ethics and Religious Values Fund and Declaration Service Company.2

  14. Consent of Auditors, Briggs, Bunting & Dougherty, LLP -- Filed Herewith.

  15. None.

  16. Powers of Attorney. -- Filed Herewith.

  17. None.

  _________________

  1. Filed with initial registration statement, on April 13, 1998 and incorporated herein by reference.

  2. Filed with Pre-Effective Amendment No. 2, on September 29, 1998 and incorporated herein by reference.

  Item 17. Undertakings.

  1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

  2. The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

  3. The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston and the State of Texas on the 7th day of August, 2002.

  CAPSTONE SOCIAL ETHICS AND RELIGIOUS
  VALUES FUND

  By: /s/ Edward L. Jaroski

  Edward L. Jaroski
  President

  Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Bernard J. Vaughan*	Trustee	August 7, 2002

James F. Leary*	Trustee	August 7, 2002

Leonard B. Melley, Jr.*	Trustee	August 7, 2002

John R. Parker*	Trustee	August 7, 2002

/s/ Edward L. Jaroski
Edward L. Jaroski	President (Principal Executive Officer)	August 7, 2002

/s/ Linda Giuffre
Linda Giuffre	Secretary/Treasurer (Principal Financial and Accounting Officer)	August 7, 2002

  * By: /s/ Edward L. Jaroski

  Edward L. Jaroski
  Attorney-in-Fact**

  ** Executed pursuant to powers of attorney filed herewith.

  EXHIBIT INDEX

  (4) (a) Form of Agreement and Plan of Reorganization between Capstone Social Ethics and Religious Values Fund, on behalf of SERV Bond Fund, and Capstone Christian Values Fund, Inc., on behalf of Christian Stewardship Bond Index Fund.

  (b) Form of Agreement and Plan of Reorganization between Capstone Social Ethics and Religious Values Fund, on behalf of SERV Large Cap Equity Fund, and Capstone Christian Values Fund, Inc., on behalf of Christian Stewardship Large Cap Equity Index Fund.

  (11) (a) Form of Opinion and Consent of Counsel with respect to the Reorganization of Christian Stewardship Bond Index Fund into SERV Bond Fund.

  (b) Form of Opinion and Consent of Counsel with respect to the Reorganization of Christian Stewardship Large Cap Equity Index Fund into SERV Large Cap Equity Fund.

  (14) Consent of Briggs, Bunting & Dougherty, LLP

  (16) Powers of Attorney